united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC

Attn: Gregory Knoth

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2021

Item 1. Reports to Stockholders.

(a)

DANA LARGE CAP EQUITY FUND
DANA EPIPHANY ESG SMALL CAP EQUITY FUND
DANA EPIPHANY ESG EQUITY FUND

Semi-Annual Report

April 30, 2021

Dana Investment Advisors, Inc.
20700 Swenson Drive, Suite 400
Waukesha, WI 53186
(855) 280-9648
www.danafunds.com

Investment Results (Unaudited)

Average Annual Total Returns(a) as of April 30, 2021

					Since
	Six	One	Five	Ten	Inception
	Months	Year	Year	Year	(10/29/13)
Dana Large Cap Equity Fund
Institutional Class	30.17%	45.86%	16.59%	N/A	13.15%
Investor Class	29.95%	45.50%	16.30%	12.31%	N/A
S&P 500® Index(b)	28.85%	45.98%	17.42%	14.17%	14.39%

	Expense Ratios(c)
	Institutional	Investor
	Class	Class
Gross	0.91%	1.16%
With Applicable Waivers	0.73%	0.98%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Dana Large Cap Equity Fund (the “Large Cap Fund”) distributions or the redemption of Large Cap Fund shares. Current performance of the Large Cap Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-280-9648.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Large Cap Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The S&P 500® Index (“S&P Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Large Cap Fund’s portfolio. Individuals cannot invest directly in the S&P Index; however, an individual can invest in exchange-traded funds (“ETFs”) or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Large Cap Fund’s prospectus dated February 26, 2021. Expense ratios with applicable waivers reflect that Dana Investment Advisors, Inc. (the “Adviser”) has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund until February 28, 2022, so that total annual fund operating expenses do not exceed 0.73% of the Large Cap Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Large Cap Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees. Additional information pertaining to the Large Cap Fund’s expense ratios as of April 30, 2021 can be found in the financial highlights.

The Large Cap Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Large Cap Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Large Cap Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

Investment Results (Unaudited)

Average Annual Total Returns(a) as of April 30, 2021

				Since
	Six	One	Five	Inception
	Months	Year	Year	(11/3/15)
Dana Epiphany ESG Small Cap Equity Fund
Institutional Class	50.92%	78.02%	12.29%	9.24%
Russell 2000® Index(b)	48.06%	74.91%	16.48%	13.97%
Morningstar US Small Core Total Return(c)	48.03%	67.40%	13.65%	12.22%

				Expense
				Ratios(d)
				Institutional
				Class
Gross				2.58%
With Applicable Waivers				0.95%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Dana Epiphany ESG Small Cap Equity Fund (the “Small Cap Fund”) distributions or the redemption of Small Cap Fund shares. Current performance of the Small Cap Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-280-9648.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Small Cap Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized. Effective at the close of business on June 4, 2020, Investor Class shares of the Small Cap Fund were exchanged for Institutional Class shares, resulting in the closing of the Investor Class. The Small Cap Fund has changed its primary benchmark from the FTSE Russell 2000® Index to the Morningstar US Small Core Index. The composition of the two indexes is substantially similar, and in the opinion of Dana Investment Advisors, Inc., investment adviser to the Fund, the Morningstar US Small Core Index provides an appropriate broad-based market comparison for the Fund.

(b)	The Russell 2000® Index (“Russell Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Small Cap Fund’s portfolio. Individuals can not invest directly in the Russell Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The Morningstar US Small Core Total Return index provides a comprehensive depiction of the performance and fundamental characteristics of the Small Core segment of U.S. equity markets. This Index does not incorporate Environmental, Social, Or Governance (ESG) criteria.

(d)	The expense ratios are from the Small Cap Fund’s prospectus dated February 26, 2021. Expense ratios with applicable waivers reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Small Cap Fund until February 28, 2022, so that total annual fund operating expenses do not exceed 0.95% of the Small Cap Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Small Cap Fund within three years following the date of such waiver or reimbursement, provided that the Small Cap Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees. Additional information pertaining to the Small Cap Fund’s expense ratios as of April 30, 2021 can be found in the financial highlights.

The Small Cap Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small Cap Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Small Cap Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

2

Investment Results (Unaudited)

Average Annual Total Returns(a) as of April 30, 2021

	Six	One	Five	Ten
	Months	Year	Year	Year
Dana Epiphany ESG Equity Fund
Institutional Class	29.82%	45.69%	14.90%	10.79%
S&P 500® Index(b)	28.85%	45.98%	17.42%	14.17%

				Expense
				Ratios(c)
				Institutional
				Class
Gross				2.00%
With Applicable Waivers				0.85%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Dana Epiphany ESG Equity Fund (the “Epiphany ESG Fund”) distributions or the redemption of Epiphany ESG Fund shares. Current performance of the Epiphany ESG Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-280-9648.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Epiphany ESG Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized. Effective at the close of business on June 4, 2020, Investor Class shares of the Epiphany ESG Fund were exchanged for Institutional Class Shares, resulting in the closing of the Investor Class.

(b)	The S&P 500® Index (“S&P Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Epiphany ESG Fund’s portfolio. Individuals cannot invest directly in the S&P Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Epiphany ESG Fund’s prospectus dated February 26, 2021. Expense ratios with applicable waivers reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Epiphany ESG Fund until February 28, 2022, so that total annual fund operating expenses do not exceed 0.85% of the Epiphany ESG Fund’s average net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Epiphany ESG Fund within three years following the date of such waiver or reimbursement, provided that the Epiphany ESG Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees. Additional information pertaining to the Epiphany ESG Fund’s expense ratios as of April 30, 2021 can be found in the financial highlights.

The Epiphany ESG Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Epiphany ESG Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Epiphany ESG Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

3

Portfolio Illustration (Unaudited)

April 30, 2021

The following chart gives a visual breakdown of the Large Cap Fund by sector weighting as a percentage of net assets as of April 30, 2021.

4

Portfolio Illustration (Unaudited)

April 30, 2021

The following chart gives a visual breakdown of the Small Cap Fund by sector weighting as a percentage of net assets as of April 30, 2021.

5

Portfolio Illustration (Unaudited)

April 30, 2021

The following chart gives a visual breakdown of the Epiphany ESG Fund by sector weighting as a percentage of net assets as of April 30, 2021.

Availability of Portfolio Schedules (Unaudited)

The Large Cap Fund, the Small Cap Fund and the Epiphany ESG Fund (each a “Fund” and collectively the “Funds”) file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

6

Dana Large Cap Equity Fund
Schedule of Investments
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.82%
Communications — 11.05%
Activision Blizzard, Inc.	18,400	$1,677,896
Alphabet, Inc., Class A(a)	1,850	4,353,975
AT&T, Inc.	1,000	31,410
Comcast Corp., Class A	43,000	2,414,450
Facebook, Inc., Class A(a)	6,400	2,080,512
Interpublic Group of Cos., Inc.	70,000	2,222,500
T-Mobile US, Inc.(a)	15,600	2,061,228
Verizon Communications, Inc.	500	28,895
		14,870,866
Consumer Discretionary — 12.66%
Amazon.com, Inc.(a)	1,280	4,438,298
Best Buy Co., Inc.	12,000	1,395,240
BorgWarner, Inc.	50,000	2,429,000
D.R. Horton, Inc.	28,000	2,752,120
Deckers Outdoor Corp.(a)	4,300	1,454,260
Fortune Brands Home & Security, Inc.	19,400	2,036,612
Home Depot, Inc. (The)	7,800	2,524,626
		17,030,156
Consumer Staples — 7.19%
Keurig Dr Pepper, Inc.	1,000	35,850
Kimberly-Clark Corp.	15,200	2,026,464
Mondelez International, Inc., Class A	39,000	2,371,590
PepsiCo, Inc.	9,400	1,355,104
Target Corp.	8,600	1,782,436
Walmart, Inc.	15,000	2,098,650
		9,670,094
Energy — 2.54%
Chevron Corp.	500	51,535
ConocoPhillips	28,000	1,431,920
Exxon Mobil Corp.	1,000	57,240
Pioneer Natural Resources Co.	11,400	1,753,662
Williams Cos., Inc. (The)	5,000	121,800
		3,416,157
Financials — 11.40%
American Express Co.	10,000	1,533,500
Bank of America Corp.	66,000	2,674,980
Bank of New York Mellon Corp. (The)	55,000	2,743,400
Discover Financial Services	26,000	2,964,000
JPMorgan Chase & Co.	16,500	2,537,865

See accompanying notes which are an integral part of these financial statements.

7

Dana Large Cap Equity Fund
Schedule of Investments (continued)
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.82% — (continued)
Financials — 11.40% — (continued)
Morgan Stanley	35,000	$2,889,250
		15,342,995
Health Care — 12.76%
Abbott Laboratories	19,000	2,281,520
AbbVie, Inc.	22,600	2,519,900
Avantor, Inc.(a)	83,000	2,659,320
Bristol-Myers Squibb Co.	37,000	2,309,540
CVS Health Corp.	31,000	2,368,400
Horizon Therapeutics PLC(a)	27,000	2,554,740
Zimmer Biomet Holdings, Inc.	14,000	2,480,240
		17,173,660
Industrials — 7.60%
Boeing Co. (The)	200	46,862
Deere & Co.	5,000	1,854,250
Delta Air Lines, Inc.	1,000	46,920
Dover Corp.	16,000	2,387,040
Norfolk Southern Corp.	8,800	2,457,312
Parker-Hannifin Corp.	7,800	2,447,718
Southwest Airlines Co.(a)	5,000	313,900
TE Connectivity Ltd.	5,000	672,350
		10,226,352
Materials — 2.80%
Avery Dennison Corp.	8,000	1,713,360
Nucor Corp.	25,000	2,056,500
		3,769,860
Real Estate — 2.52%
American Tower Corp., Class A	4,500	1,146,465
Gaming and Leisure Properties, Inc.	24,400	1,134,356
Prologis, Inc.	9,600	1,118,688
		3,399,509
Technology — 25.80%
Adobe Systems, Inc.(a)	4,800	2,440,032
Apple, Inc.	36,000	4,732,560
Cadence Design Systems, Inc.(a)	17,800	2,345,506
CDW Corp.	15,000	2,674,950
Cisco Systems, Inc.	1,000	50,910
Intel Corp.	700	40,271
Lam Research Corp.	4,400	2,729,980
MasterCard, Inc., Class A	5,000	1,910,300

See accompanying notes which are an integral part of these financial statements.

8

Dana Large Cap Equity Fund
Schedule of Investments (continued)
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.82% — (continued)
Technology — 25.80% — (continued)
Microchip Technology, Inc.	17,000	$2,554,930
Microsoft Corp.	16,000	4,034,880
PayPal Holdings, Inc.(a)	8,200	2,150,778
Qorvo, Inc.(a)	14,600	2,747,281
Texas Instruments, Inc.	11,000	1,985,610
Visa, Inc., Class A	8,000	1,868,480
Zebra Technologies Corp., Class A(a)	5,000	2,438,700
		34,705,168
Utilities — 2.50%
Eversource Energy	20,200	1,741,644
NextEra Energy, Inc.	21,000	1,627,710
		3,369,354
Total Common Stocks (Cost $87,219,611)		132,974,171

MONEY MARKET FUNDS — 1.10%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	1,479,983	1,479,983
Total Money Market Funds (Cost $1,479,983)		1,479,983
Total Investments — 99.92% (Cost $88,699,594)		134,454,154
Other Assets in Excess of Liabilities — 0.08%		107,626
NET ASSETS — 100.00%		$134,561,780

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes which are an integral part of these financial statements.

9

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.30%
Communications — 1.10%
Vonage Holdings Corp.(a)	12,651	$171,421

Consumer Discretionary — 16.68%
Bloomin’ Brands, Inc.(a)	12,078	381,665
Boot Barn Holdings, Inc.(a)	4,537	320,040
Deckers Outdoor Corp.(a)	905	306,071
Group 1 Automotive, Inc.	1,928	316,500
Jack in the Box, Inc.	2,463	297,161
Malibu Boats, Inc., Class A(a)	3,914	326,271
Marriott Vacations Worldwide Corp. (a)	1,901	337,675
Masonite International Corp.(a)	2,487	314,083
		2,599,466
Consumer Staples — 3.65%
e.l.f. Beauty, Inc.(a)	9,600	290,400
Simply Good Foods Co. (The)(a)	8,063	278,577
		568,977
Energy — 1.52%
Cimarex Energy Co.	3,587	237,459

Financials — 14.16%
Ameris Bancorp	5,412	292,735
Hanover Insurance Group, Inc.	1,934	267,491
Home BancShares, Inc.	10,313	287,011
Investors Bancorp, Inc.	18,837	275,774
Jefferies Financial Group, Inc.	8,477	275,587
Pinnacle Financial Partners, Inc.	3,085	270,369
Primerica, Inc.	1,618	258,508
Western Alliance Bancorp	2,666	280,117
		2,207,592
Health Care — 17.23%
Acceleron Pharma, Inc.(a)	579	72,358
Aurinia Pharmaceuticals, Inc.(a)	18,161	240,996
Axsome Therapeutics, Inc.(a)	3,458	209,071
Blueprint Medicines Corp.(a)	2,863	275,764
CONMED Corp.	1,933	272,456
CYTOKENITICS INC.(a)	3,715	94,510
Ensign Group, Inc. (The)	2,748	235,916
Envista Holdings Corp.(a)	6,095	263,792
Exelixis, Inc.(a)	3,451	84,964

See accompanying notes which are an integral part of these financial statements.

10

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.30% — (continued)
Health Care — 17.23% — (continued)
Generation Bio Co.(a)	2,711	$98,843
Horizon Therapeutics PLC(a)	3,202	302,973
Quanterix Corp.(a)	3,567	218,086
Sage Therapeutics, Inc.(a)	2,078	163,663
uniQure N.V.(a)	4,707	151,895
		2,685,287
Industrials — 13.19%
Atkore, Inc.(a)	4,262	333,629
Cactus, Inc., Class A	6,965	207,627
Colfax Corp.(a)	6,914	312,444
MasTec, Inc.(a)	3,100	323,516
Rexnord Corp.	6,411	320,101
SkyWest, Inc.	5,521	274,173
TriNet Group, Inc.(a)	3,607	283,907
		2,055,397
Materials — 6.51%
Advanced Drainage Systems, Inc.	2,725	304,274
Avient Corp.	4,581	232,577
Element Solutions, Inc.	11,662	255,165
Summit Materials, Inc., Class A(a)	7,736	222,719
		1,014,735
Real Estate — 7.33%
Agree Realty Corp.	3,068	215,864
Global Medical REIT, Inc.	15,621	224,318
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,154	270,070
QTS Realty Trust, Inc., Class A	3,256	216,491
STAG Industrial, Inc.	5,953	217,344
		1,144,087
Technology — 15.50%
Bandwidth, Inc., Class A(a)	1,302	172,124
Cohu, Inc.	5,347	213,933
DXC Technology Co.(a)	7,877	259,232
Omnicell, Inc.(a)	1,999	289,896
Perficient, Inc.(a)	3,989	261,718
Rapid7, Inc.(a)	3,113	252,931
Sailpoint Technologies Holdings, Inc.(a)	4,958	242,099

See accompanying notes which are an integral part of these financial statements.

11

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.30% — (continued)
Technology — 15.50% — (continued)
Semtech Corp.(a)	3,503	$237,293
Ultra Clean Holdings, Inc.(a)	4,436	226,547
Upland Software, Inc.(a)	5,257	260,537
		2,416,310
Utilities — 2.43%
Chesapeake Utilities Corp.	1,607	190,461
Southwest Gas Holdings, Inc.	2,698	188,105
		378,566
Total Common Stocks (Cost $11,294,507)		15,479,297

MONEY MARKET FUNDS — 0.75%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	116,173	116,173
Total Money Market Funds (Cost $116,173)		116,173
Total Investments — 100.05% (Cost $11,410,680)		15,595,470
Liabilities in Excess of Other Assets — (0.05)%		(7,646)
NET ASSETS — 100.00%		$15,587,824

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

12

Dana Epiphany ESG Equity Fund
Schedule of Investments
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.40%
Communications — 11.00%
Alphabet, Inc., Class A(a)	310	$729,585
Alphabet, Inc., Class C(a)	230	554,328
AT&T, Inc.	1,000	31,410
Comcast Corp., Class A	14,000	786,100
Facebook, Inc., Class A(a)	1,900	617,652
Interpublic Group of Cos., Inc.	25,000	793,750
T-Mobile US, Inc.(a)	5,100	673,863
Verizon Communications, Inc.	9,200	531,668
		4,718,356
Consumer Discretionary — 12.40%
Amazon.com, Inc.(a)	230	797,507
Best Buy Co., Inc.	3,800	441,826
BorgWarner, Inc.	13,000	631,540
D.R. Horton, Inc.	7,900	776,491
Deckers Outdoor Corp.(a)	1,900	642,580
Fortune Brands Home & Security, Inc.	5,000	524,900
Home Depot, Inc. (The)	1,800	582,606
McDonald’s Corp.	1,500	354,120
Tractor Supply Co.	3,000	565,800
		5,317,370
Consumer Staples — 6.87%
Darling Ingredients, Inc.(a)	7,400	513,930
General Mills, Inc.	11,000	669,460
Kimberly-Clark Corp.	4,700	626,604
Mondelez International, Inc., Class A	11,200	681,072
Target Corp.	2,200	455,972
		2,947,038
Energy — 2.62%
ConocoPhillips	6,000	306,840
Pioneer Natural Resources Co.	3,200	492,256
Williams Cos., Inc. (The)	13,400	326,424
		1,125,520
Financials — 9.65%
American Express Co.	2,700	414,045
Bank of New York Mellon Corp. (The)	16,000	798,080
Discover Financial Services	7,400	843,600
JPMorgan Chase & Co.	5,100	784,431
Morgan Stanley	10,000	825,500

See accompanying notes which are an integral part of these financial statements.

13

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.40% — (continued)
Financials — 9.65% — (continued)
Truist Financial Corp.	8,000	$474,480
		4,140,136
Health Care — 11.73%
Avantor, Inc.(a)	9,000	288,360
CVS Health Corp.	10,400	794,560
Emergent BioSolutions, Inc.(a)	400	24,392
Encompass Health Corp.	9,000	763,740
Envista Holdings Corp.(a)	17,800	770,384
Horizon Therapeutics PLC(a)	8,400	794,808
Humana, Inc.	1,800	801,432
Zoetis, Inc.	4,600	795,938
		5,033,614
Industrials — 9.10%
Alaska Air Group, Inc.(a)	6,600	456,324
Deere & Co.	2,000	741,700
Norfolk Southern Corp.	2,100	586,404
Regal-Beloit Corp.	5,400	779,922
TE Connectivity Ltd.	5,600	753,032
W.W. Grainger, Inc.	1,350	585,279
		3,902,661
Materials — 2.64%
Avery Dennison Corp.	1,600	342,672
Nucor Corp.	5,600	460,656
Sherwin-Williams Co. (The)	1,200	328,644
		1,131,972
Real Estate — 4.19%
Alexandria Real Estate Equities, Inc.	1,700	307,870
American Tower Corp., Class A	1,400	356,678
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,000	733,600
Iron Mountain, Inc.	3,000	120,360
Prologis, Inc.	2,400	279,672
		1,798,180
Technology — 24.61%
Accenture PLC, Class A	2,700	782,918
Apple, Inc.	10,000	1,314,600
Cadence Design Systems, Inc.(a)	5,800	764,266
CDW Corp.	4,300	766,819
Cisco Systems, Inc.	4,000	203,640
Fidelity National Information Services, Inc.	3,300	504,570

See accompanying notes which are an integral part of these financial statements.

14

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.40% — (continued)
Technology — 24.61% — (continued)
Intel Corp.	2,600	$149,578
Lam Research Corp.	1,200	744,540
MasterCard, Inc., Class A	1,400	534,884
Microchip Technology, Inc.	5,200	781,508
Micron Technology, Inc.(a)	9,000	774,630
Microsoft Corp.	4,700	1,185,246
PayPal Holdings, Inc.(a)	2,500	655,725
Texas Instruments, Inc.	4,500	812,295
Visa, Inc., Class A	2,500	583,900
		10,559,119
Utilities — 2.59%
Avangrid, Inc.	3,800	193,420
Eversource Energy	5,600	482,832
NextEra Energy, Inc.	5,600	434,056
		1,110,308
Total Common Stocks (Cost $33,480,497)		41,784,274

MONEY MARKET FUNDS — 4.40%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	1,887,626	1,887,626
Total Money Market Funds (Cost $1,887,626)		1,887,626
Total Investments — 101.80% (Cost $35,368,123)		43,671,900
Liabilities in Excess of Other Assets — (1.80)%		(773,201)
NET ASSETS — 100.00%		$42,898,699

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes which are an integral part of these financial statements.

15

Dana Funds
Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

		Dana Epiphany
	Dana Large Cap	ESG Small Cap	Dana Epiphany
	Equity Fund	Equity Fund	ESG Equity Fund
Assets
Investments in securities at fair value (cost $88,699,594, $11,410,680 and $35,368,123) (Note 3)	$134,454,154	$15,595,470	$43,671,900
Cash	14,850	—	3,870
Receivable for fund shares sold	106,283	1,337	370,495
Dividends receivable	142,697	1,386	36,990
Receivable from Adviser (Note 4)	—	4,079	—
Prepaid expenses	16,710	13,074	16,814
Total Assets	134,734,694	15,615,346	44,100,069
Liabilities
Payable for fund shares redeemed	53,130	—	—
Payable for investments purchased	—	—	1,156,396
Payable to Adviser (Note 4)	57,212	—	12,018
Accrued Distribution (12b-1) fees (Note 4)	8,615	—	—
Payable to Administrator (Note 4)	21,609	12,362	12,956
Payable to trustees	2,361	1,900	1,973
Other accrued expenses	29,987	13,260	18,027
Total Liabilities	172,914	27,522	1,201,370
Net Assets	$134,561,780	$15,587,824	$42,898,699
Net Assets consist of:
Paid-in capital	78,813,509	10,688,070	34,512,760
Accumulated earnings	55,748,271	4,899,756	8,385,939
Net Assets	$134,561,780	$15,587,824	$42,898,699
Institutional Class:
Net Assets	$109,320,424	$15,587,824	$42,898,699
Shares outstanding (unlimited number of shares authorized, no par value)	4,038,585	1,051,607	3,274,157
Net asset value, offering and redemption price per share (Note 2)	$27.07	$14.82	$13.10
Investor Class:
Net Assets	$25,241,356
Shares outstanding (unlimited number of shares authorized, no par value)	932,445
Net asset value, offering and redemption price per share (Note 2)	$27.07

See accompanying notes which are an integral part of these financial statements.

16

Dana Funds
Statements of Operations
For the six months ended April 30, 2021 (Unaudited)

		Dana Epiphany
	Dana Large Cap	ESG Small Cap	Dana Epiphany
	Equity Fund	Equity Fund	ESG Equity Fund
Investment Income
Dividend income	$902,997	$54,639	$180,132
Total investment income	902,997	54,639	180,132
Expenses
Investment Adviser fees (Note 4)	411,403	50,411	84,192
Administration and compliance services fees (Note 4)	35,441	16,367	16,112
Distribution (12b-1) fees, Investor Class (Note 4)	30,771	—	—
Fund accounting fees (Note 4)	21,432	12,399	12,186
Registration expenses	20,137	13,601	12,838
Transfer agent fees (Note 4)	11,409	8,929	8,774
Custodian fees	9,285	3,117	5,290
Audit and tax preparation fees	8,927	8,927	8,928
Legal fees	7,851	11,749	7,847
Printing and postage expenses	7,038	2,210	2,529
Trustee fees (Note 4)	3,830	2,746	2,796
Insurance expenses	695	1,095	983
Miscellaneous expenses	14,320	9,425	9,925
Total expenses	582,539	140,976	172,400
Fees contractually waived and expenses reimbursed by Adviser (Note 4)	(88,633)	(76,936)	(62,095)
Net operating expenses	493,906	64,040	110,305
Net investment income (loss)	409,091	(9,401)	69,827
Net Realized and Change in Unrealized Gain on Investments
Net realized gain on investment securities transactions	10,436,212	2,133,041	71,760
Net change in unrealized appreciation on investment securities	22,320,441	2,997,772	5,812,723
Net realized and change in unrealized gain on investments	32,756,653	5,130,813	5,884,483
Net increase in net assets resulting from operations	$33,165,744	$5,121,412	$5,954,310

See accompanying notes which are an integral part of these financial statements.

17

Dana Funds
Statements of Changes in Net Assets

			Dana Epiphany ESG
	Dana Large Cap Equity Fund		Small Cap Equity Fund
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	April 30, 2021	Year Ended	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020	(Unaudited)	October 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$409,091	$1,340,026	$(9,401)	$(791)
Net realized gain (loss) on investment securities transactions	10,436,212	2,299,800	2,133,041	(1,256,551)
Net change in unrealized appreciation (depreciation) of investment securities	22,320,441	2,714,687	2,997,772	(80,215)
Net increase (decrease) in net assets resulting from operations	33,165,744	6,354,513	5,121,412	(1,337,557)
Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(2,136,746)	(12,130,253)	—	(5,901)
Investor Class	(558,968)	(2,798,272)	—	—
Total distributions	(2,695,714)	(14,928,525)	—	(5,901)
Capital Transactions – Institutional Class(a)
Proceeds from shares sold	13,977,925	31,507,881	2,153,303	1,008,397
Shares issued in connection with class consolidation	—	—	—	1,513,471
Reinvestment of distributions	1,047,438	5,707,638	—	5,764
Amount paid for shares redeemed	(21,578,496)	(46,107,580)	(1,548,277)	(3,966,219)
Total – Institutional Class	(6,553,133)	(8,892,061)	605,026	(1,438,587)
Capital Transactions – Investor Class(a)
Proceeds from shares sold	459,378	1,784,299	—	94,173
Shares issued in connection with class consolidation	—	—	—	(1,513,471)
Reinvestment of distributions	554,481	2,782,815	—	—
Amount paid for shares redeemed	(6,362,688)	(3,531,248)	—	(555,014)
Total – Investor Class	(5,348,829)	1,035,866	—	(1,974,312)
Net increase (decrease) in net assets resulting from capital transactions	(11,901,962)	(7,856,195)	605,026	(3,412,899)
Total Increase (Decrease) in Net Assets	18,568,068	(16,430,207)	5,726,438	(4,756,357)

See accompanying notes which are an integral part of these financial statements.

18

Dana Funds
Statements of Changes in Net Assets (continued)

			Dana Epiphany ESG
	Dana Large Cap Equity Fund		Small Cap Equity Fund
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	April 30, 2021	Year Ended	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020	(Unaudited)	October 31, 2020
Net Assets
Beginning of period	$115,993,712	$132,423,919	$9,861,386	$14,617,743
End of period	$134,561,780	$115,993,712	$15,587,824	$9,861,386
Share Transactions – Institutional Class(a)
Shares sold	574,827	1,538,470	160,226	98,505
Shares issued in connection with class consolidation	—	—	—	161,172
Shares issued in reinvestment of distributions	44,014	262,762	—	657
Shares redeemed	(879,521)	(2,218,189)	(112,775)	(469,527)
Total – Institutional Class	(260,680)	(416,957)	47,451	(209,193)
Share Transactions - Investor Class(a)
Shares sold	18,176	85,588	—	11,511
Shares redeemed in connection with class consolidation	—	—	—	(163,036)
Shares issued in reinvestment of distributions	23,343	127,884	—	—
Shares redeemed	(267,126)	(174,728)	—	(65,194)
Total – Investor Class	(225,607)	38,744	—	(216,719)

(a)	Effective at the close of business on June 4, 2020, Investor Class shares of the Dana Epiphany ESG Small Cap Fund were consolidated into the Institutional Class shares.

See accompanying notes which are an integral part of these financial statements.

19

Dana Funds
Statements of Changes in Net Assets (continued)

	Dana Epiphany ESG Equity Fund
	For the
	Six Months Ended	For the
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
Increase in Net Assets due to:
Operations
Net investment income	$69,827	$115,632
Net realized gain on investment securities transactions	71,760	234,203
Net change in unrealized appreciation of investment securities	5,812,723	362,862
Net increase in net assets resulting from operations	5,954,310	712,697
Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(311,725)	(862,512)
Investor Class	—	(1,182,772)
Total distributions	(311,725)	(2,045,284)
Capital Transactions – Institutional Class(a)
Proceeds from shares sold	27,254,909	2,228,653
Shares issued in connection with class consolidation	—	7,410,006
Reinvestment of distributions	310,245	856,169
Amount paid for shares redeemed	(3,371,146)	(2,402,606)
Total – Institutional Class	24,194,008	8,092,222
Capital Transactions – Investor Class(a)
Proceeds from shares sold	—	963,569
Shares issued in connection with class consolidation	—	(7,410,006)
Reinvestment of distributions	—	1,167,223
Amount paid for shares redeemed	—	(1,238,947)
Total – Investor Class	—	(6,518,161)
Net increase in net assets resulting from capital transactions	24,194,008	1,574,061
Total Increase in Net Assets	29,836,593	241,474
Net Assets
Beginning of period	13,062,106	12,820,632
End of period	$42,898,699	$13,062,106

See accompanying notes which are an integral part of these financial statements.

20

Dana Funds
Statements of Changes in Net Assets (continued)

	Dana Epiphany ESG Equity Fund
	For the
	Six Months Ended	For the
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
Share Transactions – Institutional Class(a)
Shares sold	2,247,616	242,216
Shares issued in connection with class consolidation	—	747,410
Shares issued in reinvestment of distributions	26,764	82,565
Shares redeemed	(273,967)	(237,169)
Total – Institutional Class	2,000,413	835,022
Share Transactions - Investor Class(a)
Shares sold	—	87,988
Shares redeemed in connection with class consolidation	—	(722,853)
Shares issued in reinvestment of distributions	—	108,459
Shares redeemed	—	(123,629)
Total – Investor Class	—	(650,035)

(a)	Effective at the close of business on June 4, 2020, Investor Class shares of the Dana Epiphany ESG Fund were consolidated into the Institutional Class shares.

See accompanying notes which are an integral part of these financial statements.

21

Dana Large Cap Equity Fund – Institutional Class
Financial Highlights

(For a share outstanding during each period)

	Six Months
	Ended
	April 30,
	2021		Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017		2016
Selected Per Share Data
Net asset value, beginning of period	$21.25		$22.69	$22.35	$22.64	$17.67		$18.22
Investment operations
Net investment income	0.09		0.23	0.38	0.32	0.32		0.26 (a)
Net realized and unrealized gain (loss) on investments	6.25		0.86	2.46	0.45	4.96		(0.56)
Total from investment operations	6.34		1.09	2.84	0.77	5.28		(0.30)
Less distributions to shareholders from:
Net investment income	(0.08)		(0.23)	(0.36)	(0.32)	(0.31)		(0.25)
Net realized gains	(0.44)		(2.30)	(2.14)	(0.74)	—		—
Total distributions	(0.52)		(2.53)	(2.50)	(1.06)	(0.31)		(0.25)
Redemption fees	—		—	—	—	—	(b)	— (b)
Net asset value, end of period	$27.07		$21.25	$22.69	$22.35	$22.64		$17.67
Total Return(c)	30.17	% (d)	4.65%	15.55%	3.27%	30.11%		(1.66)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$109,320		$91,379	$107,026	$176,954	$134,291		$138,540
Before waiver
Ratio of expenses to average net assets	0.87	% (e)	0.91%	0.85%	0.86%	0.92%		0.91%
After waiver
Ratio of expenses to average net assets	0.73	% (e)	0.73%	0.73%	0.73%	0.74	% (f)	0.73%
Ratio of net investment income to average net assets	0.69	% (e)	1.10%	1.68%	1.41%	1.48%		1.45%
Portfolio turnover rate(g)	20	% (d)	57%	50%	58%	50%		69%

(a)	Per share net investment income has been determined on the basis of average shares outstanding during the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized

(e)	Annualized

(f)	This ratio includes the impact of overdraft fees. If this cost had been excluded, the ratio of expenses to average net assets would have been 0.73% for the fiscal year ended October 31, 2017.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

22

Dana Large Cap Equity Fund – Investor Class
Financial Highlights

(For a share outstanding during each period)

	Six Months
	Ended
	April 30,
	2021		Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017		2016
Selected Per Share Data
Net asset value, beginning of period	$21.26		$22.69	$22.35	$22.64	$17.68		$18.23
Investment operations:
Net investment income	0.06		0.18	0.30	0.28	0.24		0.22 (a)
Net realized and unrealized gain (loss) on investments	6.24		0.87	2.50	0.43	4.98		(0.57)
Total from investment operations	6.30		1.05	2.80	0.71	5.22		(0.35)
Less distributions to shareholders from:
Net investment income	(0.05)		(0.18)	(0.32)	(0.26)	(0.26)		(0.20)
Net realized gains	(0.44)		(2.30)	(2.14)	(0.74)	—		—
Total distributions	(0.49)		(2.48)	(2.46)	(1.00)	(0.26)		(0.20)
Redemption fees	—		—	—	—	—		— (b)
Net asset value, end of period	$27.07		$21.26	$22.69	$22.35	$22.64		$17.68
Total Return(c)	29.95	% (d)	4.43%	15.29%	3.01%	29.72%		(1.91)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25,241		$24,615	$25,398	$28,870	$40,957		$32,514
Before waiver
Ratio of expenses to average net assets	1.12	% (e)	1.16%	1.10%	1.11%	1.17%		1.16%
After waiver
Ratio of expenses to average net assets	0.98	% (e)	0.98%	0.98%	0.98%	0.99	% (f)	0.98%
Ratio of net investment income to average net assets	0.44	% (e)	0.85%	1.40%	1.17%	1.20%		1.22%
Portfolio turnover rate	20	% (d)	57%	50%	58%	50%		69%

(a)	Per share net investment income has been determined on the basis of average shares outstanding during the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized

(e)	Annualized

(f)	This ratio includes the impact of overdraft fees. If this cost had been excluded, the ratio of expenses to average net assets would have been 0.98% for the fiscal year ended October 31, 2017.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

23

Dana Epiphany ESG Small Cap Equity Fund – Institutional Class
Financial Highlights

(For a share outstanding during each period)

	Six Months						For the
	Ended						Period
	April 30,						Ended
	2021		Years Ended October 31,				October 31,
	(Unaudited)		2020	2019	2018	2017	2016(a)
Selected Per Share Data
Net asset value, beginning of period	$9.82		$10.24	$11.09	$11.43	$9.30	$10.00
Investment operations:
Net investment income (loss)	(0.01)		0.01	0.01	(0.03)	— (b)	0.01
Net realized and unrealized gain (loss) on investments	5.01		(0.42)	(0.05)	(0.31)	2.14	(0.70	)(c)
Total from investment operations	5.00		(0.41)	(0.04)	(0.34)	2.14	(0.69)
Less distributions to shareholders from:
Net investment income	—		(0.01)	—	— (b)	(0.01)	(0.01)
Net realized gains	—		—	(0.81)	—	—	—
Total distributions	—		(0.01)	(0.81)	— (b)	(0.01)	(0.01)
Redemption fees	—		—	—	—	—	—	(b)
Net asset value, end of period	$14.82		$9.82	$10.24	$11.09	$11.43	$9.30
Total Return(d)	50.92	% (e)	(4.04)%	0.83%	(2.95)%	23.08%	(6.87	)% (e)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$15,588		$9,861	$12,421	$16,196	$14,011	$6,575
Before waiver
Ratio of expenses to average net assets	2.09	% (f)	2.58%	1.88%	1.75%	2.02%	4.11	% (f)
After waiver
Ratio of expenses to average net assets	0.95	% (f)	0.95%	0.95%	0.95%	0.95%	0.95	% (f)
Ratio of net investment income (loss) to average net assets	(0.14	)% (f)	0.02%	0.11%	(0.24)%	—%	0.12	% (f)
Portfolio turnover rate	56	% (e)	88%	50%	78%	58%	54	% (e)

(a)	For the period November 3, 2015 (commencement of operations) to October 31, 2016.

(b)	Rounds to less than $0.005 per share.

(c)	The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized

(f)	Annualized

See accompanying notes which are an integral part of these financial statements.

24

Dana Epiphany ESG Equity Fund – Institutional Class
Financial Highlights

(For a share outstanding during each period)

	Six Months
	Ended
	April 30,
	2021		Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017(a)	2016
Selected Per Share Data
Net asset value, beginning of period	$10.25		$11.58	$11.80	$13.09	$10.86	$11.64
Investment operations:
Net investment income (loss)	0.03		0.09	0.14	0.08 (b)	0.04 (b)	(0.03	) (b)
Net realized and unrealized gain (loss) on investments	3.00		0.47	1.15	0.74	2.37	(0.15)
Total from investment operations	3.03		0.56	1.29	0.82	2.41	(0.18)
Less distributions to shareholders from:
Net investment income	(0.03)		(0.10)	(0.12)	(0.08)	(0.01)	—	(c)
Net realized gains	(0.15)		(1.79)	(1.39)	(2.03)	(0.17)	(0.60)
Total distributions	(0.18)		(1.89)	(1.51)	(2.11)	(0.18)	(0.60)
Redemption fees	—		—	—	—	— (c)	—	(c)
Net asset value, end of period	$13.10		$10.25	$11.58	$11.80	$13.09	$10.86
Total Return(d)	29.82	% (e)	4.76%	12.76%	6.32%	22.46%	(1.46)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$42,899		$13,062	$5,079	$6,485	$7,429	$6,748
Before waiver
Ratio of expenses to average net assets	1.33	% (f)	2.00%	2.13%	1.63%	2.15%	2.43%
After waiver
Ratio of expenses to average net assets	0.85	% (f)	0.85%	0.90%	1.25%	1.82%	2.25%
Ratio of net investment income (loss) to average net assets	0.54	% (f)	0.89%	1.19%	0.62%	0.36%	(0.27)%
Portfolio turnover rate	7	% (e)	67%	60%	23%	97%	63%

(a)	Effective May 30, 2017, Class C shares were renamed Class I Shares. Effective December 19, 2018, Class I shares were renamed Institutional Class Shares.

(b)	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(c)	Round to less than $0.005 per share.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not Annualized

(f)	Annualized

See accompanying notes which are an integral part of these financial statements.

25

Dana Funds
Notes to the Financial Statements
April 30, 2021 (Unaudited)

NOTE 1. ORGANIZATION

The Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Epiphany ESG Small Cap Equity Fund (formerly, the Dana Small Cap Equity Fund) (the “Small Cap Fund”), and the Dana Epiphany ESG Equity Fund (the “Epiphany ESG Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (“Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Dana Investment Advisors, Inc. (the “Adviser”). Each Fund seeks long-term growth of capital.

The Large Cap Fund currently offers Investor Class shares and Institutional Class shares. The Small Cap Fund and Epiphany ESG Fund currently offer Institutional Class shares. Effective on the close of business on October 13, 2017, Class A shares were consolidated into Class N shares of the Large Cap Fund which was subsequently re-designated Investor Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board. Effective at the close of business on June 4, 2020, Investor Class shares of the Small Cap Fund and Epiphany ESG Fund were consolidated into the Institutional Class shares of the Small Cap Fund and Epiphany ESG Fund. Prior to February 28, 2017, all share classes of the Large Cap Fund and the Small Cap Fund imposed a 2.00% redemption fee on shares redeemed within 60 days of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

26

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2021 (Unaudited)

As of and during the six months ended April 30, 2021, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the six months ended April 30, 2021, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds may hold Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT’s underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income, if any, at least quarterly. The Funds intend to distribute their net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Share Valuation – The NAV per share of each class of each Fund is calculated each day the New York Stock Exchange is open by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class.

27

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

28

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2021 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2021:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$132,974,171	$—	$—	$132,974,171
Money Market Funds	1,479,983	—	—	1,479,983
Total	$134,454,154	$—	$—	$134,454,154

ESG Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,479,297	$—	$—	$15,479,297
Money Market Funds	116,173	—	—	116,173
Total	$15,595,470	$—	$—	$15,595,470

Epiphany ESG Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$41,784,274	$—	$—	$41,784,274
Money Market Funds	1,887,626	—	—	1,887,626
Total	$43,671,900	$—	$—	$43,671,900

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

29

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2021 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement for each Fund, manages the Funds’ investments subject to oversight of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.65%, 0.75% and 0.65% of the average daily net assets of the Large Cap Fund, the Small Cap Fund and the Epiphany ESG Fund, respectively. For the six months ended April 30, 2021, the Adviser earned fees of $411,403 from the Large Cap Fund, $50,411 from the Small Cap Fund and $84,192 from the Epiphany ESG Fund before the waivers described below. At April 30, 2021, the Large Cap Fund and the Epiphany ESG Fund owed the Adviser $57,212 and $12,018, respectively. The Adviser owed the Small Cap Fund $4,079.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2022, but only to the extent necessary so that the Funds’ net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “acquired fund fees and expenses”) do not exceed 0.73% of the average daily net assets of the Institutional Class and the Investor Class for the Large Cap Fund, 0.95% of the average daily net assets of the Institutional Class for the Small Cap Fund, and 0.85% of the average daily net assets of the Institutional Class for the Epiphany ESG Fund.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the applicable Fund within three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the waiver or expense reimbursement, and the expense limitation in effect at the time of the repayment. The expense limitation agreements may not be terminated except by mutual consent of the Adviser and the Board. For the six months ended April 30, 2021, the Adviser waived fees of $88,633 from the Large Cap Fund, $76,936 from the Small Cap Fund and $62,095 from the Epiphany ESG Fund.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Large Cap	Small Cap	Epiphany ESG
Recoverable through	Fund	Fund	Fund
October 31, 2021	$119,404	$81,554	$—
October 31, 2022	169,051	153,464	137,305
October 31, 2023	227,431	187,744	154,164
April 30, 2024	88,633	76,936	62,095

30

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2021 (Unaudited)

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Funds with administration and compliance (including a chief compliance officer), fund accounting and transfer agent services, including all regulatory reporting. For the six months ended April 30, 2021, fees for administration, compliance, fund accounting, and transfer agent services, and amounts due to the Administrator at April 30, 2021 were as follows:

	Large Cap	Small Cap	Epiphany ESG
	Fund	Fund	Fund
Administration	$35,441	$16,367	$16,112
Fund accounting	21,432	12,399	12,186
Transfer agent	11,409	8,929	8,774
Payable to Administrator	21,609	12,362	12,956

The officers and one trustee of the Trust are members of management and/or employees of the Administrator and are not paid by the Trust for services to the Funds. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Funds’ shares. The Distributor is a wholly-owned subsidiary of Ultimus.

The Trust, with respect to the Large Cap Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Plan provides that the Large Cap Fund will pay the Distributor and any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating at a rate of 0.25% of the average daily net assets for the Investor Class shares in connection with the promotion and distribution of the Large Cap Fund’s shares or the provision of shareholder support services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Investor Class shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Large Cap Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Large Cap Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended April 30, 2021, the Investor Class shares 12b-1 expense incurred by the Large Cap Fund was $30,771. As of April 30, 2021, the Large Cap Fund owed the Distributor $8,615 for Investor Class 12b-1 fees.

31

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2021 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2021, purchases and sales of investment securities, other than short-term investments were as follows:

	Large Cap	Small Cap	Epiphany ESG
	Fund	Fund	Fund
Purchases	$24,916,396	$7,852,998	$25,129,075
Sales	39,789,835	7,256,237	1,904,269

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2021.

NOTE 6. FEDERAL TAX INFORMATION

At April 30, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Large Cap	Small Cap	Epiphany ESG
	Fund	Fund	Fund
Gross unrealized appreciation	$45,243,811	$4,305,262	$8,346,346
Gross unrealized depreciation	(53,079)	(158,696)	(64,428)
Net unrealized appreciation/ (depreciation) on investments	$45,190,732	$4,146,566	$8,281,918
Tax cost of investments	$89,263,422	$11,448,904	$35,389,982

At April 30, 2021, the difference between book basis and tax basis unrealized appreciation for the Large Cap Fund, Small Cap Fund and Epiphany ESG Fund was attributable primarily to the tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

At October 31, 2020, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap	Small Cap	Epiphany
	Fund	Fund	ESG Fund
Undistributed ordinary income	$87,881	$—	$18,398
Undistributed long-term capital gains	2,320,069	—	255,761
Accumulated capital and other losses	—	(1,370,452)	—
Unrealized appreciation on investments	22,870,291	1,148,794	2,469,195
Total accumulated earnings (deficit)	$25,278,241	$(221,658)	$2,743,354

32

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2021 (Unaudited)

The tax character of distributions paid for the fiscal year ended October 31, 2020, were as follows:

	Large Cap	Small Cap	Epiphany
	Fund	Fund	ESG Fund
Distributions paid from:
Ordinary income(a)	$1,329,710	$5,901	$112,014
Long-term capital gains	13,598,815	—	1,933,270
Total distributions paid	$14,928,525	$5,901	$2,045,284

(a)	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

As of October 31, 2020, the Small Cap Fund had available for tax purposes unused capital loss carryforwards of $953,863 of short-term and $405,471 of long-term capital losses with no expiration, which are available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

For the tax year ended October 31, 2020, the Small Cap Fund deferred Qualified Late Year Ordinary losses of $11,118.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2021, the Large Cap Fund had 25.80% of the value of its net assets invested in stocks within the technology sector.

NOTE 8. COMMITMENTS AND CONTIGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

33

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

34

Summary of Fund Expenses (Unaudited) (continued)

		Beginning	Ending	Expenses
		Account	Account	Paid	Annualized
		Value	Value	During	Expense
		November 1, 2020	April 30, 2021	Period(a)	Ratio
Large Cap Fund
Institutional Class	Actual	$1,000.00	$1,301.70	$4.17	0.73%

	Hypothetical (b)	$1,000.00	$1,021.17	$3.66	0.73%

Investor Class	Actual	$1,000.00	$1,299.50	$5.59	0.98%

	Hypothetical (b)	$1,000.00	$1,019.93	$4.91	0.98%

ESG Small Cap Fund
Institutional Class	Actual	$1,000.00	$1,509.20	$5.91	0.95%

	Hypothetical (b)	$1,000.00	$1,020.08	$4.76	0.95%

Epiphany ESG Fund
Institutional Class	Actual	$1,000.00	$1,298.20	$4.84	0.85%

	Hypothetical (b)	$1,000.00	$1,020.58	$4.26	0.85%

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning November 1, 2020 to April 30, 2021. The “Financial Highlights” tables in the Funds’ financial statements, included in this report, also show the gross expense ratios, without such reimbursements.

(b)	Hypothetical assumes 5% annual return before expenses.

35

FACTS	WHAT DO THE DANA FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Dana Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Dana Funds share?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes — to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (855) 280-9648

36

Who we are
Who is providing this notice?	Dana Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do Dana Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do Dana Funds collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes— information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Dana Investment Advisors, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Dana Funds do not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Dana Funds do not jointly market.

37

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (855) 280-9648 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC
Andrea N. Mullins, Chairperson	ACCOUNTING FIRM
Ira P. Cohen	Cohen & Company, Ltd.
Mark J. Seger	1350 Euclid Avenue, Suite 800
Cleveland, OH 44115
OFFICERS
Adam T. Kornegay,	LEGAL COUNSEL
Principal Executive Officer and President	Troutman Pepper Hamilton Sanders LLP
Gregory T. Knoth,	3000 Two Logan Square
Principal Financial Officer and Treasurer	18th and Arch Streets
Kevin J. Patton, Chief Compliance Officer	Philadelphia, PA 19103
Carol J. Highsmith, Vice President and Secretary
CUSTODIAN
INVESTMENT ADVISER	Huntington National Bank
Dana Investment Advisors, Inc.	41 South High Street
20700 Swenson Drive, Suite 400	Columbus, OH 43215
Waukesha, WI 53186
ADMINISTRATOR, TRANSFER AGENT
DISTRIBUTOR	AND FUND ACCOUNTANT
Ultimus Fund Distributors, LLC	Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246	Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Dana-SAR-21

Semi-Annual Report
April 30, 2021

Foundry Partners Fundamental Small Cap Value Fund

Investor Class – DRSVX
Institutional Class – DRISX

Foundry Funds
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(800) 247-1014

Market Overview and Fund Performance

Market Review

At the end of October 2020 we wrote:

Consumer behavior and consumption is constantly evolving, and online shopping has accelerated its dominance over physical stores. The supply chain is already being reimagined as parts for manufacturing and drugs manufactured in China were delayed due to Covid-19. With these challenges are many questions: How do you build a hybrid workforce and create a culture? How do you empower teams to quickly move with the fast-changing consumer behaviors and consumption trends? What inventory levels are necessary and how geographically close do I need suppliers? As investors, we see opportunity!

Wow, opportunity appeared quickly! Over the past six months markets have moved higher as the vaccine announcement on November 9, 2020 ignited the economy. Yes, many of the issues we discussed in our last letter continued unabated. The supply chain issues have been more severe than what we imagined. We continue to hear and read about shortages of parts across all industries and sectors. In addition, the continued unemployment benefits are likely creating a supply issue for employers looking to hire, further complicating the re-opening. Finally, inflation and interest rates have crept higher bringing fresh fears of higher rates and runaway inflation. Demand remains strong across most durable and consumer goods, where inflation appears the most heated – lumber, steel, copper etc. We believe that as the economy moves towards the “new normal” demand for goods should wane as demand increases for hotels, restaurants, and services. This theory coincides with the Federal Reserve (“Fed”) position that the inflation is “transitory”. However, we continue to watch carefully for signs that inflation may get too hot thereby forcing the Fed to act sooner on raising rates. We remain optimistic that the trends will remain in place for a continued economic recovery and broad earnings growth for stocks.

Portfolio Review

Amidst the volatility the Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) (Institutional Class) underperformed the Fund’s benchmark, the Russell 2000® Value Index, by 348 basis points over the course of the last six months ending April 30, 2021. Our performance was hampered as we were waiting to see volatility from the hotly debated Presidential election. That volatility came however, it was volatility to the upside as the vaccine news trumped the presidential election drama. Detractors to performance were Materials, Consumer Discretionary, Energy, Consumer Staples, and Communications. Our contributors included Financials, Utilities, Industrials, Technology, Real Estate, and Health Care.

Much of our underperformance occurred in the last two months of the year following the vaccine news as the open economy stocks and many negative earning companies rallied quickly. We remained diligent with our repositioning towards quality and undervalued companies that would benefit from a rising rate and inflationary environment. Despite our efforts, we lost 497 basis points in November 2020 and December 2020 compared to the benchmark. This pain was further complicated by the “Reddit” investor group that created short squeeze opportunities using option and stock buying strategies. This strategy pushed several stocks including GameStop and other heavily shorted names to extreme levels. GameStop was up 1,625% in January 2021 costing the

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Market Overview and Fund Performance (Continued)

portfolio -304 basis points in performance compared to the benchmark. However, from February 2021 to April 2021 the portfolio has performed positively, gaining 560 basis points over the benchmark.

It has been a long and frustrating decade for value investors as limited economic growth and disinflation pushed long duration “growth stocks” to extreme valuations. We have not seen a value drought like this since the 1920s and from a severity standpoint it is on par with the late 1990s technology bubble! The combination of the duration and severity is unprecedented. The good news is that after these periods value generally has had long sustained outperformance. In our opinion, we are just now entering this new and exciting phase for the market where valuation and fundamentals matter. A market where companies ridden with debt and unable to make money will fall to the wayside as easy monetary policy will cease to provide liquidity for their survival. Simply put a market where the art of stock picking and understanding companies will matter - We believe it should be a great time to be a value investor!

The Fund’s performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-247-1014. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings and Number of Holdings are as of April 30, 2021 and are subject to change at any time.

Value stocks may remain undervalued for extended periods of time and the market may not recognize the intrinsic value of these securities.

Micro cap and small cap investing involves greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

The opinions expressed are those of the investment management team and are subject to change without notice, as are statements of financial market trends, which are based on current conditions. Under no circumstances does the information contained within represent a recommendation to buy, hold or sell any security and it should not be assumed that the companies discussed were, or will prove to be, profitable. Current and future holdings are subject to risk.

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Investment Results (Unaudited)

Average Annual Total Returns(a) As of April 30, 2021
	Investor	Institutional	Russell 2000®
	Class	Class	Value Index(b)
Six Months	55.55%	55.69%	59.17%
One Year	69.98%	70.38%	78.96%
Three Year	9.29%	9.56%	11.68%
Five Year	10.52%	10.79%	13.54%
Ten Year	8.63%	8.88%	10.10%
Since Inception (8/22/07)	N/A	7.99%	7.78%
Since Inception (12/31/03)	9.99%	N/A	8.80%

	Expense Ratios(c)
	Investor	Institutional
	Class	Class
	1.33%	1.08%

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-800-247-1014. You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The Russell 2000® Value Index (“Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in Exchange-Traded Funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated February 26, 2021. Foundry Partners, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), does not exceed 1.25% of the Fund’s average daily net assets. The contractual agreement is effective through February 28, 2022. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement, and the expense limitation in place at the time of the repayment. Information pertaining to the Fund’s expense ratios as of April 30, 2021 can be found in the financial highlights.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

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Fund Holdings (Unaudited)

(a)	As a percent of net assets.

Availability of Portfolio Schedules (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

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Foundry Partners Fundamental Small Cap Value Fund

Schedule of Investments
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.30%
Communications — 1.00%
TEGNA, Inc.	146,283	$2,934,437
Consumer Discretionary — 12.60%
American Axle & Manufacturing Holdings, Inc.(a)	166,776	1,547,681
Beacon Roofing Supply, Inc.(a)	74,560	4,199,965
Caleres, Inc.	68,729	1,602,073
Camping World Holdings, Inc., Class A	53,649	2,335,877
Dana, Inc.	114,105	2,886,857
Group 1 Automotive, Inc.	24,769	4,066,079
International Game Technology PLC(a)	161,013	2,772,644
KB Home	63,894	3,081,608
La-Z-Boy, Inc.	63,135	2,806,982
M/I Homes, Inc.(a)	50,574	3,526,019
ScanSource, Inc.(a)	30,080	909,318
Vista Outdoor, Inc.(a)	38,546	1,256,985
Winnebago Industries, Inc.	33,804	2,702,630
Wolverine World Wide, Inc.	75,828	3,163,544
		36,858,262
Consumer Staples — 3.39%
Big Lots, Inc.	19,744	1,361,152
Nu Skin Enterprises, Inc., Class A	31,674	1,674,288
Pilgrim’s Pride Corp.(a)	126,793	3,037,960
SpartanNash Co.	67,641	1,310,206
Spectrum Brands Holdings, Inc.	28,808	2,539,137
		9,922,743
Energy — 6.91%
Canadian Solar, Inc.(a)	22,080	910,579
Cimarex Energy Co.	61,334	4,060,310
CNX Resources Corp.(a)	197,290	2,647,632
CVR Energy, Inc.	36,726	781,897
EnerSys	27,252	2,495,738
EQT Corp.	143,445	2,739,800
Hess Midstream LP, Class A	33,040	737,783
HollyFrontier Corp.	57,300	2,005,500

	Shares	Fair Value
COMMON STOCKS — (continued)
Energy — (continued)
Marathon Oil Corp.	121,722	$1,370,590
Murphy Oil Corp.	67,985	1,150,986
Whiting Petroleum Corp.(a)	32,904	1,318,463
		20,219,278
Financials — 25.08%
Affiliated Managers Group, Inc.	22,916	3,693,372
AllianceBernstein Holding LP	61,066	2,632,555
Associated Banc-Corp.	214,565	4,696,827
Axos Financial, Inc.(a)	63,319	2,858,853
CNO Financial Group, Inc.	236,774	6,044,840
F.N.B. Corp.	322,066	4,151,431
First Midwest Bancorp, Inc.	265,483	5,567,178
Fulton Financial Corp.	207,660	3,540,603
Hancock Whitney Corp.	116,495	5,386,728
Lazard Ltd., Class A	86,485	3,890,960
MGIC Investment Corp.	331,870	5,057,699
New Residential Investment Corp.	314,501	3,371,451
Old National Bancorp	155,323	2,935,605
Pinnacle Financial Partners, Inc.	17,161	1,503,990
Radian Group, Inc.	56,442	1,390,731
Umpqua Holdings Corp.	188,109	3,506,352
Unum Group	160,823	4,544,858
Washington Federal, Inc.	76,884	2,502,574
WesBanco, Inc.	70,596	2,561,929
Wintrust Financial Corp.	45,517	3,509,361
		73,347,897
Health Care — 2.55%
Collegium Pharmaceutical, Inc.(a)	55,037	1,227,325
Pacira Pharmaceuticals, Inc.(a)	20,215	1,277,184
Select Medical Holdings Corp.(a)	97,646	3,683,207
Supernus Pharmaceuticals, Inc.(a)	42,029	1,279,783
		7,467,499

See accompanying notes which are an integral part of these financial statements.

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Foundry Partners Fundamental Small Cap Value Fund

Schedule of Investments (Continued)
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Industrials — 20.46%
Advanced Energy Industries, Inc.	23,783	$2,623,503
Allison Transmission Holdings, Inc.	68,221	2,829,125
AMN Healthcare Services, Inc.(a)	37,730	2,991,989
ArcBest Corp.	29,378	2,137,543
Crane Co.	39,229	3,689,880
Curtiss-Wright Corp.	23,524	3,008,720
DHT Holdings, Inc.	312,861	1,845,880
EMCOR Group, Inc.	49,688	5,952,622
H&R Block, Inc.	63,927	1,423,015
Hillenbrand, Inc.	65,647	3,222,611
KBR, Inc.	182,457	7,217,999
Kennametal, Inc.	73,245	2,941,519
MasTec, Inc.(a)	37,169	3,878,957
nVent Electric PLC	110,523	3,365,425
Oshkosh Corp.	30,311	3,771,598
Primoris Services Corp.	21,539	703,464
Regal-Beloit Corp.	20,984	3,030,719
Timken Co. (The)	29,628	2,484,900
Tutor Perini Corp.(a)	50,767	817,349
Werner Enterprises, Inc.	40,836	1,887,848
		59,824,666
Materials — 10.87%
Alamos Gold, Inc.,Class A	366,225	2,929,800
Boise Cascade Co.	20,032	1,336,535
Cabot Corp.	50,159	2,752,726
Commercial Metals Co.	83,030	2,426,137
Eagle Materials, Inc.	23,816	3,289,942
Kraton Corp.(a)	39,891	1,426,502
Minerals Technologies, Inc.	37,198	2,906,652
New Gold, Inc.(a)	424,411	704,522
Pan American Silver Corp.	29,981	953,995
Pretium Resources, Inc.(a)	65,414	686,193
UFP Industries, Inc.	56,131	4,717,249
Univar Solutions, Inc.(a)	165,131	3,855,810

	Shares	Fair Value
COMMON STOCKS — (continued)
Materials — (continued)
Worthington Industries, Inc.	45,290	$2,955,625
Yamana Gold, Inc.	181,510	833,131
		31,774,819
Real Estate — 7.36%
Apple Hospitality REIT, Inc.	98,645	1,564,510
Brandywine Realty Trust	82,271	1,113,127
CareTrust REIT, Inc.	96,458	2,332,354
DiamondRock
Hospitality Co.	142,946	1,489,497
Industrial Logistics Properties Trust	55,914	1,386,667
Kite Realty Group Trust	103,698	2,157,955
Lexington Realty Trust	320,021	3,917,057
MGM Growth Properties LLC, Class A	47,025	1,693,841
Piedmont Office Realty Trust, Inc., Class A	72,562	1,351,104
PotlatchDeltic Corp.	41,077	2,438,331
Retail Opportunity Investments Corp.	117,673	2,071,045
		21,515,488
Technology — 7.80%
ChannelAdvisor Corp.(a)	49,928	1,055,977
CSG Systems International, Inc.	55,556	2,555,021
Jabil, Inc.	28,238	1,480,236
NextGen Healthcare, Inc.(a)	78,642	1,439,935
Onto Innovation, Inc.(a)	41,238	2,825,628
Sanmina Corp.(a)	65,878	2,690,457
Science Applications International Corp.	22,676	2,027,688
Ultra Clean Holdings, Inc.(a)	29,333	1,498,036
Vishay Intertechnology, Inc.	210,304	5,167,170
Xperi Holding Corp.	100,693	2,069,241
		22,809,389

See accompanying notes which are an integral part of these financial statements.

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Foundry Partners Fundamental Small Cap Value Fund

Schedule of Investments (Continued)
April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Utilities — 1.28%
ALLETE, Inc.	11,623	$817,794
IDACORP, Inc.	8,823	904,181
National Fuel Gas Co.	40,493	2,010,883
		3,732,858
Total Common Stocks (Cost $210,457,392)		290,407,336
MONEY MARKET FUNDS — 1.03%
Federated Hermes Government Obligations Fund,Institutional Class, 0.02%(b)	2,997,989	2,997,989
Total Money Market Funds (Cost $2,997,989)		2,997,989
Total Investments — 100.33% (Cost $213,455,381)		293,405,325
Liabilities in Excess of Other Assets — (0.33)%		(959,287)
NET ASSETS — 100.00%		$292,446,038

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

REIT — Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

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Foundry Partners Fundamental Small Cap Value Fund

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)

Assets
Investments in securities at fair value (cost $213,455,381) (Note 3)	$293,405,325
Receivable for fund shares sold	98,466
Dividends receivable	110,435
Prepaid expenses	35,129
Total Assets	293,649,355
Liabilities
Payable for fund shares redeemed	123,356
Payable for investments purchased	842,936
Payable to Adviser (Note 4)	204,015
Accrued distribution (12b-1) fees	3,277
Payable to Administrator (Note 4)	12,353
Payable to Trustees	2,463
Other accrued expenses	14,917
Total Liabilities	1,203,317
Net Assets	$292,446,038
Net Assets consist of:
Paid-in capital	201,347,414
Accumulated earnings	91,098,624
Net Assets	$292,446,038
Investor Class:
Net Assets	$15,573,799
Shares outstanding	598,867
Net asset value, offering and redemption price per share (Note 2)	$26.01
Institutional Class:
Net Assets	$276,872,239
Shares outstanding	10,603,498
Net asset value, offering and redemption price per share (Note 2)	$26.11

See accompanying notes which are an integral part of these financial statements.

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Foundry Partners Fundamental Small Cap Value Fund

Statement of Operations
For the Six Months Ended April 30, 2021 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $3,778)	$2,593,336
Total investment income	2,593,336
Expenses
Investment Adviser fees (Note 4)	1,141,111
Administration and compliance services fees (Note 4)	81,443
Fund accounting fees (Note 4)	29,797
Registration expenses	26,799
Distribution (12b-1) fees, Investor Class	18,633
Legal fees	15,474
Custodian fees	15,269
Transfer agent fees (Note 4)	11,405
Printing and postage expenses	9,413
Audit and tax preparation fees	8,924
Trustee fees	5,665
Interest expense	3,591
Insurance expenses	2,243
Miscellaneous expenses	19,689
Net operating expenses	1,389,456
Net investment income	1,203,880
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	29,088,413
Net realized gain on foreign currency translations	25
Net change in unrealized appreciation of investment securities and foreign currency translations	81,950,467
Net realized and change in unrealized gain on investments	111,038,905
Net increase in net assets resulting from operations	$112,242,785

See accompanying notes which are an integral part of these financial statements.

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Foundry Partners Fundamental Small Cap Value Fund

Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2021	October 31,
	(Unaudited)	2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,203,880	$2,155,399
Net realized gain (loss) on investment securities transactions	29,088,438	(17,339,383)
Net change in unrealized appreciation (depreciation) of investment securities	81,950,467	(7,570,186)
Net increase (decrease) in net assets resulting from operations	112,242,785	(22,754,170)
Distributions to Shareholders From Earnings (Note 2)
Investor Class	(112,296)	(729,182)
Institutional Class	(2,474,194)	(6,664,011)
Total Distributions	(2,586,490)	(7,393,193)
Capital Transactions - Investor Class
Proceeds from shares sold	399,732	1,282,613
Reinvestment of distributions	111,081	713,576
Amount paid for shares redeemed	(3,678,897)	(6,557,518)
Total Capital Transactions - Investor Class	(3,168,084)	(4,561,329)
Capital Transactions - Institutional Class
Proceeds from shares sold	37,761,649	65,160,727
Reinvestment of distributions	2,388,010	6,436,461
Amount paid for shares redeemed	(48,977,631)	(36,751,011)
Total Capital Transactions - Institutional Class	(8,827,972)	34,846,177
Net increase (decrease) in net assets resulting from capital transactions	(11,996,056)	30,284,848
Total Increase in Net Assets	97,660,239	137,485
Net Assets
Beginning of period	194,785,799	194,648,314
End of period	$292,446,038	$194,785,799

See accompanying notes which are an integral part of these financial statements.

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Foundry Partners Fundamental Small Cap Value Fund

Statements of Changes in Net Assets (Continued)

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2021	October 31,
	(Unaudited)	2020
Share Transactions - Investor Class
Shares sold	17,832	75,419
Shares issued in reinvestment of distributions	5,358	33,548
Shares redeemed	(162,555)	(395,063)
Total Share Transactions - Investor Class	(139,365)	(286,096)
Share Transactions - Institutional Class
Shares sold	1,809,022	4,355,311
Shares issued in reinvestment of distributions	114,863	301,756
Shares redeemed	(2,082,333)	(2,299,683)
Total Share Transactions - Institutional Class	(158,448)	2,357,384

See accompanying notes which are an integral part of these financial statements.

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Foundry Partners Fundamental Small Cap Value Fund

Investor Class Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	April 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$16.85		$20.55	$22.11	$24.32	$20.49	$21.41

Investment operations:
Net investment income	0.10		0.18	0.25	0.12	0.05	0.16
Net realized and unrealized gain (loss) on investments	9.22		(3.15)	(0.03)	(1.52)	4.37	1.32
Total from investment operations	9.32		(2.97)	0.22	(1.40)	4.42	1.48

Less distributions to shareholders from:
Net investment income	(0.16)		(0.26)	(0.08)	(0.08)	(0.13)	(0.26)
Net realized gains	—		(0.47)	(1.70)	(0.73)	(0.46)	(2.14)
Total distributions	(0.16)		(0.73)	(1.78)	(0.81)	(0.59)	(2.40)

Paid in capital from redemption fees	—		—	—	—	—	— (a)

Net asset value, end of period	$26.01		$16.85	$20.55	$22.11	$24.32	$20.49

Total Return(b)	55.55	% (c)	(15.17)%	2.28%	(6.02)%	21.68%	8.23%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$15,574		$12,443	$21,048	$25,715	$41,786	$38,864
Ratio of expenses to average net assets	1.27	% (d)	1.32%	1.32%	1.31%	1.36%	1.43%
Ratio of net investment income to average net assets	0.67	% (d)	0.90%	1.15%	0.49%	0.22%	0.84%
Portfolio turnover rate(e)	41.79	% (c)	60.56%	47.17%	34.41%	28.16%	12.85%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, and excludes any sales charges and redemption fees that were charged by the Fund prior to August 30, 2016.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements

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Foundry Partners Fundamental Small Cap Value Fund

Institutional Class Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	April 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$16.94		$20.66	$22.24	$24.46	$20.60	$21.52

Investment operations:
Net investment income	0.09		0.21	0.27	0.18	0.11	0.25
Net realized and unrealized gain (loss) on investments	9.29		(3.14)	— (a)	(1.53)	4.39	1.29
Total from investment operations	9.38		(2.93)	0.27	(1.35)	4.50	1.54

Less distributions to shareholders from:
Net investment income	(0.21)		(0.32)	(0.15)	(0.14)	(0.18)	(0.32)
Net realized gains	—		(0.47)	(1.70)	(0.73)	(0.46)	(2.14)
Total distributions	(0.21)		(0.79)	(1.85)	(0.87)	(0.64)	(2.46)

Net asset value, end of period	$26.11		$16.94	$20.66	$22.24	$24.46	$20.60

Total Return(b)	55.69	% (c)	(14.97)%	2.55%	(5.78)%	22.01%	8.50%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$276,872		$182,343	$173,600	$157,758	$151,757	$97,987
Ratio of expenses to average net assets	1.02	% (d)	1.07%	1.07%	1.06%	1.11%	1.18%
Ratio of net investment income to average net assets	0.91	% (d)	1.16%	1.34%	0.76%	0.45%	1.05%
Portfolio turnover rate(e)	41.79	% (c)	60.56%	47.17%	34.41%	28.16%	12.85%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, and excludes any sales charges that were charged by the Fund prior to August 30, 2016.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

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Foundry Partners Fundamental Small Cap Value Fund

Notes to the Financial Statements
April 30, 2021 (Unaudited)

NOTE 1. ORGANIZATION

The Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Foundry Partners, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers Investor Class shares and Institutional Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

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As of and during the six months ended April 30, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended April 30, 2021, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund holds Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT’s underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

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Foundry Partners Fundamental Small Cap Value Fund

Notes to the Financial Statements
April 30, 2021 (Unaudited) (Continued)

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$290,407,336	$—	$—	$290,407,336
Money Market Funds	2,997,989	—	—	2,997,989
Total	$293,405,325	$—	$—	$293,405,325

(a)	Refer to Schedule of Investments for sector classifications.

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Foundry Partners Fundamental Small Cap Value Fund

Notes to the Financial Statements
April 30, 2021 (Unaudited) (Continued)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement between the Trust and the Adviser for the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the average daily net assets of the Fund. For the six months ended April 30, 2021, the Adviser earned a fee of $1,141,111 from the Fund. At April 30, 2021, the Fund owed the Adviser $204,015.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest expense and dividends on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses, and any indirect expenses (such as fees and expenses of acquired funds), do not exceed an annual rate of 1.25% of the average daily net assets of the Fund. The contractual agreement is effective through February 28, 2022. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement, and the expense limitation in place at the time of the repayment. For the six months ended April 30, 2021, the Adviser did not waive any fees from the Fund.

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”), to provide the Fund with administration and compliance, including a chief compliance officer, fund accounting and transfer agent services, including all regulatory reporting. For the six months ended April 30, 2021, the Administrator earned fees of $81,443 for administrative and compliance services, $29,797 for fund accounting services, and $11,405 for transfer agent services. At April 30, 2021, the Administrator was owed $6,870 for administrative services.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus.

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The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor or any registered securities dealer, financial institution or any other person (a “Recipient”) a fee aggregating at a rate of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel; the printing and mailing of prospectuses to other than current Fund shareholders; the printing and mailing of sales literature; and servicing shareholder accounts. The Fund or the Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended April 30, 2021, the Investor Class shares 12b-1 expense incurred by the Fund was $18,633. The Fund owed $3,277 for Investor Class shares 12b-1 fees as of April 30, 2021.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2021, purchases and sales of investment securities, other than short-term investments, were $108,085,401 and $118,877,308, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2021.

NOTE 6. FEDERAL TAX INFORMATION

At April 30, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$80,086,245
Gross unrealized depreciation	(1,165,283)
Net unrealized appreciation on investments	$78,920,962
Tax cost of investments	$214,484,363

At April 30, 2021, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and partnership basis adjustments.

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Foundry Partners Fundamental Small Cap Value Fund

Notes to the Financial Statements
April 30, 2021 (Unaudited) (Continued)

At October 31, 2020, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,653,485
Accumulated capital and other losses	(17,181,651)
Unrealized depreciation on investments	(3,029,505)
Total accumulated deficit	$(18,557,671)

The tax character of distributions paid for the fiscal year ended October 31, 2020 was as follows:

Distributions paid from:
Ordinary income(a)	$3,057,636
Long-term capital gains	4,335,557
Total taxable distributions	$7,393,193
Total distributions paid	$7,393,193

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

As of October 31, 2020, the Fund had available for tax purposes unused capital loss carryforwards of $2,174,936 and $15,006,715 of short-term and long-term capital losses with no expiration, which is available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. OTHER MATTERS

In April 2014, New York based fashion company The Jones Group went private through a leveraged buyout (the “LBO”). In connection with the LBO, Jones Group paid out roughly $1.2 billion to its shareholders to buy back its outstanding stock at $15 per share. Four years later, Nine West Holdings, the company that emerged from the LBO, filed for bankruptcy under Chapter 11. After Nine West’s Chapter 11 plan was confirmed, the Trustee of a Litigation Trust formed under the plan, together with the Indenture Trustee for certain notes issued by Jones Group/

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Nine West, commenced a series of lawsuits against the former Jones Group shareholders who tendered their shares in the LBO, including the Fund. The plaintiffs in these suits seek to unwind the stock repurchase transactions that were part of the LBO on the grounds that they constitute fraudulent conveyances under the Bankruptcy Code and state law and to recover the amounts paid to the former Jones Group shareholders. Plaintiffs allege that the Fund received $1,209,420 for its shares in the LBO and seek to claw back those funds as part of the lawsuit.

On August 27, 2020, the Southern District of New York dismissed all fraudulent conveyance and unjust enrichment claims with respect to the payments made to stockholders in connection with the LBO, including the payments made to the Fund, on the basis that the transaction qualified for protection under the safe harbor provided for in Section 546(e) of the Bankruptcy Code. As part of the ruling, all claims against the Fund were dismissed and judgment was entered in its favor. The Trustee has appealed the ruling, and the matter is now pending before the United States Court of Appeals for the Second Circuit.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

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Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
		Account	Account	Paid	Annualized
		Value	Value	During	Expense
		November 1, 2020	April 30, 2021	Period(a)	Ratio
Foundry Partners Fundamental Small Cap Value Fund
Investor Class	Actual	$1,000.00	$1,555.50	$8.03	1.27%
	Hypothetical (b)	$1,000.00	$1,018.51	$6.34	1.27%
Institutional Class	Actual	$1,000.00	$1,556.90	$6.46	1.02%
	Hypothetical (b)	$1,000.00	$1,019.75	$5.10	1.02%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

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Valued Advisers Trust Privacy Policy

FACTS	WHAT DOES FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 247-1014

Who we are
Who is providing this notice?	Foundry Partners Fundamental Small Cap Value Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes— information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Foundry Partners, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Fund does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

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PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 247-1014 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Andrea N. Mullins, Chairperson
Ira P. Cohen
Mark J. Seger

OFFICERS
Adam T. Kornegay, Principal Executive Officer and President
Gregory T. Knoth, Principal Financial Officer and Treasurer
Kevin J. Patton, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary

INVESTMENT ADVISER
Foundry Partners, LLC
323 Washington Avenue North, Suite 360
Minneapolis, MN 55401

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Foundry-SAR-21

Semi-Annual Report

April 30, 2021

Fund Adviser:

Kovitz Investment Group Partners, LLC

71 S. Wacker Drive, Suite 1860

Chicago, IL 60606

Toll Free (888) 695-3729

MANAGEMENT DISCUSSION & ANALYSIS – (UNAUDITED)

Kovitz Investment Group launched the Green Owl Intrinsic Value Fund (the Fund) with the goal of seeking long-term capital appreciation through high risk-adjusted returns. To accomplish this, Fund management implements a fundamental, research-driven process, in order to build a diversified portfolio of equity investments through the purchase of competitively advantaged and financially strong companies at prices substantially less than our estimation of their intrinsic values.

We remain focused on the prudent and patient application of our investment criteria and valuation requirements. Our bottom-up research emphasizes business quality, industry structures, growth opportunities, management skill and corporate culture. It is further augmented by our assessment of the company’s ability to sustain earnings power over the long haul through an understanding of its competitive advantages and management’s proficiency in the allocation of capital. We use absolute, rather than relative, methods to estimate companies’ intrinsic values and we use the movement of market prices around these intrinsic value estimates to construct and manage a portfolio of high-quality businesses that we believe have the potential to create sustained shareholder value over many years.

MARKET AND PERFORMANCE SUMMARY

During the first half of the fiscal year (November 1, 2020 through April 30, 2021), the Fund returned 40.14%. In comparison, our benchmark, the S&P 500 Index, gained 28.85% during the same period. Since inception on December 28, 2011, the Fund has compounded at a rate of 13.96% annually, versus 15.98% annually for the S&P 500 over the same time period.

Stocks continued to rally in the first half of the fiscal year 2021, with the S&P 500, the Dow Jones Industrials, and the tech-heavy Nasdaq posting fresh all-time highs. Stocks were ushered higher by a strong fourth quarter earnings season and progressively better news regarding the availability and administration of vaccines. However, during the period, equities began to feel pressure from rising Treasury bond yields, particularly in the benchmark 10-year Treasury note. Yields on the 10-year rose from under 1% at the beginning of the year to over 1.7% at the end of the quarter. This extremely swift rise came about as bond market investors grew increasingly concerned that all of the extraordinary monetary and fiscal policies enacted since the pandemic began, taken together, could lead to a powerful economic snap-back, and with it, potentially higher inflation. It seems the debate is no longer whether the economy is stuck in a deflationary pattern, but rather how much inflation could surprise to the upside and will it cause the Federal Reserve to tighten monetary policy more quickly than had been expected.

As we have discussed many times, interest rates are one of the most important inputs in the pricing of securities. With any investment, all you are doing is putting up a lump sum payment in anticipation of some future cash flow. The rate at which you discount that cash flow generally determines the price you pay. A lower discount rate produces a higher asset value, while a higher discount rate produces a lower value. Warren Buffett summed up this mathematical relationship nicely: “Interest rates are to asset prices what gravity is to the apple. When there are low interest rates, there is a very low gravitational pull on asset prices.”

As interest rates hit historical lows during the COVID-19 crisis, valuation multiples, particularly for secular growth enterprises or those labeled “stay-at-home winners,” expanded as if the laws of gravity had been suspended. Because the present value of these stocks depends mostly on cash flows in the distant future, a given change in interest rates can have meaningfully greater impact on their valuations than it will on companies whose value comes mainly from nearer-term cash flows. The higher multiples, particularly for those companies with little in the way of current profits or cash flows, were rationalized, in part, by the low interest rate environment. Now, as interest rates reverse and move higher, these multiples have begun to experience the gravitational pull, bringing them back toward earth.

For most of the last year, the stocks of many large technology companies (and especially those related to the manufacture of electric vehicles, SPACs, or anything dubbed SaaS (Software-as-a-Service)) not only led the market, but at times were the only investment thesis that was working at all. This led to arguably the greatest

1

momentum market since the dot-com era. (A momentum market is one where the best performing stocks this month were those that did best last month and so on, naturally becoming a self-reinforcing mechanism.) It’s as if “People have lost interest in value. It’s about what is going up and how fast it’s going up,” said Jeremy Grantham, co-founder of Boston money manager Grantham, Mayo, Van Otterloo & Co. Unfortunately, when momentum collides with rising rates, it is rates that typically end up prevailing.

As portfolio managers for Green Owl, based on our long-term orientation, we strive to identify growing businesses that are managed to benefit their shareholders. We don’t seek stocks whose primary trait is that they had appreciated the most over the most recent time period. In fact, chasing stocks in order to own today what you should have owned yesterday is a strategy that typically results in substandard performance.

We own a wide array of equity securities. Some trade at low absolute and relative valuation multiples while others have multiples in-line with, or even higher than, the market average. Regardless, intrinsic value estimates are grounded by current cash flows and the estimated growth of those flows. Importantly, while we utilize discount rates that vary somewhat by company, each has been set with higher “normalized” rates in mind.

Our large relative outperformance over the past year is likely due to the fading momentum-like nature of the market and an appreciation for attractively-valued stocks with stable fundamentals, strong balance sheets and those that are underpinned by growing amounts of free cash flow. For the one-year period ended April 1, 2021, the Fund was up 67.83% compared to a gain of 45.98% for the S&P 500.

We do not profess to know what the future holds. Will rates continue to go up? Will we finally see an acceleration in inflation? Will tax increases stall an otherwise vibrant recovery? Will cyber-attacks be the new geo-political threat? How long until the U.S. reaches herd immunity? Will investors continue to rotate out of expensive COVID beneficiaries and into relatively cheaper companies poised to gain from a faster-than-expected return to normal? We don’t know. But not knowing these answers in no way prevents us from, vy our estimation, compounding capital at satisfactory rates long into the future as long as we continue to focus on owning high quality businesses and not overpaying for them.

PORTFOLIO ACTIVITY

As long-term shareholders, we care a lot about business quality and structural competitive advantages that are evidenced by a historic track record of healthy profitability and robust capital returns. And our value orientation causes us to care as much about business valuation. Our portfolio actions are guided simply by initiating or adding to positions whose intrinsic value growth we feel has outpaced their stock price movement and taking money off the table in names that have moved materially closer to fair value or where a thesis change has lowered our fair value estimate. We are utilizing the same approach we have always used – a valuation framework that focuses on the long-term fundamentals and endeavors to minimize the odds of a permanent loss of capital. Based on these standards, we took the following portfolio actions during the period.

Initiated positions in the following company: Salesforce.com (CRM).

Increased position sizes in the following 8 companies: American Express (AXP), Aon (AON), Becton Dickinson (BDX), Blackstone (BX), Motorola Solutions (MSI), Phillip Morris International (PM), and Visa (V).

Exited positions in the following 2 companies: Robert Half (RHI), ViacomCBS (VIAC).

Decreased position sizes in the following 7 companies: CarMax (KMX), CBRE Group (CBRE), Expedia (EXPE), General Motors (GM), Jacobs (J), Quanta Services (PWR), and Walt Disney (DIS).

As of April 30, 2021, the Fund’s ten largest positions were Alphabet (GOOG/GOOGL), Phillip Morris International (PM), Berkshire Hathaway (BRK.B), Facebook (FB), American Express (AXP), Aon (AON), Quanta Services (PWR), General Motors (GM), Motorola Solutions (MSI) and Becton Dickinson (BDX), comprising 42.4% of the Fund’s assets.

2

PERFORMANCE ATTRIBUTION

Key Contributors to Relative Results

The top ten individual positions that contributed the most to performance, on a dollar basis, during the period were: Alphabet, Quanta Services, American Express, General Motors, Walt Disney, Phillip Morris, Blackstone, Berkshire Hathaway, Schwab, and Gildan.

On a percentage total return basis, the top ten performers for the period were: Mohawk (MHK,+99%), Expedia (+87%), Blackstone (+81%), Citigroup (C,+75%), Schwab (SCHW,+72%), American Express (AXP, +69%), CBRE (CBRE, +69%), Gildan (GIL, +67%), General Motors (GM, +66%) and JP Morgan Chase (JPM, +59%).

On a sector basis, the largest contributor to relative results was the Fund’s stock selection in Consumer Discretionary. The Fund’s stock selection and overweight position in Financials also contributed.

Key Detractors to Relative Results

The individual positions that contributed the least from performance, on a dollar basis, during the year were: Robert Half, Lockheed Martin, Becton Dickinson, Covetrus, NVR, Lowes, Alphabet, Charter Communications Keysight Technology, and Amazon.

On a percentage basis, the worst performers for the year were: Becton Dickinson (BDX,+8%), Lockheed Martin (LMT, +10%), Charter Communications (CHTR,+12%), Amazon (AMZN,+14%), Covetrus (CVET, +16%), Motorola Solutions (MSI, +20%), Apple (AAPL, +21%), Hasbro (HAS, +22%), Go Daddy (GDDY, +23%), and Facebook (FB, +24%).

On a sector basis, the largest detractor to relative results was the Fund’s lack of Energy holdings, followed by drag from holding cash.

Thank you for your continued support and trust in our ability to manage your investment in the Fund.

3

INVESTMENT RESULTS – (Unaudited)

	Average Annual Total Returns*
	(For the periods ended April 30, 2021)
				Since Inception
	Six Months	One Year	Five Year	(December 22, 2011) (a)
Green Owl Intrinsic Value Fund	40.14%	67.83%	15.83%	13.96%
S&P 500® Index**	28.85%	45.98%	17.42%	15.98%

Total annual operating expenses, as disclosed in the Green Owl Intrinsic Value Fund (the “Fund”) prospectus dated February 26, 2021, were 1.35% of average daily net assets (1.11% after fee waivers/expense reimbursements by Kovitz Investment Group Partners, LLC (the “Adviser”)). The Adviser has agreed to waive its fees and/or reimburse other expenses of the Fund until February 28, 2022, so that Total Annual Fund Operating Expenses do not exceed 1.10%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Each waiver and/or reimbursement of an expense is subject to repayment by the Fund within the three years following the date the particular expense payment occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of April 30, 2021 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 695-3729.

(a)	The Fund commenced operations on December 22, 2011. However, the Fund did not invest in long-term securities towards the investment objective until December 27, 2011. December 27, 2011 is the performance calculation inception date.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

**	The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

4

FUND HOLDINGS – (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Green Owl Intrinsic Value Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

5

GREEN OWL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.69%
Communications — 23.21%
Alphabet, Inc., Class C(a)	2,678	$6,454,301
Alphabet, Inc., Class A(a)	373	877,856
Booking Holdings, Inc.(a)	792	1,953,135
Charter Communications, Inc., Class A(a)	4,064	2,736,901
Expedia Group, Inc.	9,160	1,614,267
Facebook, Inc., Class A(a)	13,535	4,399,958
GoDaddy, Inc., Class A(a)	22,023	1,912,037
Walt Disney Co. (The)	14,710	2,736,354
		22,684,809
Consumer Discretionary — 17.04%
Amazon.com, Inc.(a)	865	2,999,318
CarMax, Inc.(a)	13,768	1,834,448
General Motors Co.	62,140	3,555,652
Gildan Activewear, Inc.	68,235	2,367,072
Hasbro, Inc.	18,885	1,878,113
Lowe’s Cos., Inc.	6,730	1,320,763
Mohawk Industries, Inc.(a)	7,702	1,582,761
NVR, Inc.(a)	222	1,114,018
		16,652,145
Consumer Staples — 5.07%
Philip Morris International, Inc.	52,175	4,956,625

Financials — 23.41%
American Express Co.	26,597	4,078,650
Aon PLC, Class A	15,727	3,954,397
Berkshire Hathaway, Inc., Class B(a)	15,300	4,206,734
Blackstone Group L.P. (The), Class A(b)	27,669	2,448,430
Charles Schwab Corp. (The)	33,220	2,338,688
Citigroup, Inc.	17,105	1,218,560
JPMorgan Chase & Co.	13,245	2,037,214
Northern Trust Corp.	22,840	2,599,192
		22,881,865
Health Care — 3.86%
Becton, Dickinson and Co.	11,870	2,953,374
Covetrus, Inc.(a)	28,735	823,258
		3,776,632

See accompanying notes which are an integral part of these financial statements.

6

GREEN OWL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS – continued

April 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.69% - continued
Industrials — 8.43%
Jacobs Engineering Group, Inc.	10,774	$1,439,514
Keysight Technologies, Inc.(a)	8,050	1,162,018
Lockheed Martin Corp.	5,021	1,910,792
Quanta Services, Inc.	38,517	3,722,282
		8,234,606
Real Estate — 1.01%
CBRE Group, Inc., Class A(a)	11,529	982,271

Technology — 17.66%
Apple, Inc.	21,970	2,888,176
Arista Networks, Inc.(a)	5,230	1,648,339
Autodesk, Inc.(a)	9,345	2,727,898
Motorola Solutions, Inc.	16,930	3,187,919
salesforce.com, Inc.(a)	8,480	1,953,114
Splunk, Inc.(a)	6,754	853,841
SS&C Technologies Holdings, Inc.	26,775	1,987,241
Visa, Inc., Class A	8,615	2,012,119
		17,258,647
Total Common Stocks (Cost $54,351,742)		97,427,600

MONEY MARKET FUNDS — 0.35%
Federated Hermes Treasury Obligations Fund, Institutional Class, 0.01%(c)	345,281	345,281
Total Money Market Funds (Cost $345,281)		345,281
Total Investments — 100.04% (Cost $54,697,023)		97,772,881
Liabilities in Excess of Other Assets — (0.04)%		(36,768)
NET ASSETS — 100.00%		$97,736,113

(a)	Non-income producing security.

(b)	Master Limited Partnership

(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes which are an integral part of these financial statements.

7

GREEN OWL INTRINSIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

Assets
Investments in securities at fair value (cost $54,697,023) (Note 3)	$97,772,881
Cash	11,921
Receivable for fund shares sold	155,694
Receivable for investments sold	230,261
Dividends receivable	67,755
Tax reclaims receivable	15,452
Prepaid expenses	11,064
Total Assets	98,265,028

Liabilities
Payable for fund shares redeemed	416,673
Payable to Adviser (Note 4)	65,340
Payable to Administrator (Note 4)	19,985
Payable to trustees	1,511
Other accrued expenses	25,406
Total Liabilities	528,915

Net Assets	$97,736,113

Net Assets consist of:
Paid-in capital	46,383,764
Accumulated earnings	51,352,349

Net Assets	$97,736,113

Shares outstanding (unlimited number of shares authorized, no par value)	4,003,075
Net asset value, offering and redemption price per share (Note 2)	$24.42

See accompanying notes which are an integral part of these financial statements.

8

GREEN OWL INTRINSIC VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2021 (Unaudited)

Investment Income
Dividend income	$447,101
Total investment income	447,101

Expenses
Investment Adviser fees (Note 4)	439,694
Administration fees (Note 4)	33,852
Fund accounting fees (Note 4)	17,173
Registration expenses	14,059
Transfer agent fees (Note 4)	11,224
Legal fees	10,596
Audit and tax preparation fees	8,678
Custodian fees	6,785
Printing and postage expenses	5,633
Trustee fees	3,184
Compliance service fees (Note 4)	1,490
Insurance expenses	1,371
Interest expense	539
Pricing	497
Miscellaneous expenses	14,792
Total expenses	569,567
Fees contractually waived by Adviser	(83,844)
Net operating expenses	485,723
Net investment loss	(38,622)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities transactions	8,286,239
Net change in unrealized appreciation on:
Investment securities	20,968,819
Foreign currency translations	477
Net realized and change in unrealized gain on investments	29,255,535
Net increase in net assets resulting from operations	$29,216,913

See accompanying notes which are an integral part of these financial statements.

9

GREEN OWL INTRINSIC VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(38,622)	$117,809
Net realized gain on investment securities transactions and foreign currency translations	8,286,239	2,374,519
Net change in unrealized appreciation (depreciation) of investment securities, written options and foreign currency translations	20,969,296	(1,749,521)
Net increase in net assets resulting from operations	29,216,913	742,807

Distributions to Shareholders from Earnings (Note 2)	(2,423,786)	(4,242,749)

Capital Transactions
Proceeds from shares sold	4,234,015	13,118,828
Reinvestment of distributions	2,315,890	4,026,812
Amount paid for shares redeemed	(13,271,699)	(19,946,651)
Net decrease in net assets resulting from capital transactions	(6,721,794)	(2,801,011)
Total Increase (Decrease) in Net Assets	20,071,333	(6,300,953)

Net Assets
Beginning of period	77,664,780	83,965,733
End of period	$97,736,113	$77,664,780

Share Transactions
Shares sold	192,865	845,509
Shares issued in reinvestment of distributions	115,047	216,031
Shares redeemed	(633,220)	(1,198,050)
Net decrease in shares outstanding	(325,308)	(136,510)

See accompanying notes which are an integral part of these financial statements.

10

GREEN OWL INTRINSIC VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2021		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$17.94		$18.81	$18.99	$19.09	$15.08	$14.84
Investment operations:
Net investment income (loss)	(0.01)		0.03	0.19	0.05	0.04	0.06
Net realized and unrealized gain (loss) on investments	7.08		0.05	1.47	0.24	4.03	0.47
Total from investment operations	7.07		0.08	1.66	0.29	4.07	0.53
Less distributions to shareholders from:
Net investment income	—	(a)	(0.17)	(0.05)	(0.04)	(0.06)	(0.06)
Net realized gains	(0.59)		(0.78)	(1.79)	(0.35)	—	(0.23)
Total distributions	(0.59)		(0.95)	(1.84)	(0.39)	(0.06)	(0.29)
Net asset value, end of period	$24.42		$17.94	$18.81	$18.99	$19.09	$15.08
Total Return(b)	40.14	% (c)	0.23%	10.34%	1.50%	27.02%	3.65%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$97,736		$77,665	$83,966	$78,417	$82,068	$61,267
Ratio of expenses to average net assets after expense waiver	1.10	% (d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets before expense waiver	1.29	% (d)	1.34%	1.32%	1.32%	1.32%	1.40%
Ratio of net investment income (loss) to average net assets after expense waiver	(0.09	)% (d)	0.15%	1.04%	0.26%	0.22%	0.41%
Portfolio turnover rate	12	% (c)	46%	29%	33%	17%	21%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

11

GREEN OWL INTRINSIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2021 (Unaudited)

NOTE 1. ORGANIZATION

The Green Owl Intrinsic Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund commenced operations on December 22, 2011. The Fund’s investment adviser is Kovitz Investment Group Partners, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended April 30, 2021, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that

12

GREEN OWL INTRINSIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
April 30, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Derivative Transactions – The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended April 30, 2021:

Average
Market Value
Written options	$10,840	(a)

(a)	Average based on the three months during the period that had activity.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting

13

GREEN OWL INTRINSIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
April 30, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Call and put options purchased or sold by the Fund are valued at the mean of the last bid and ask prices as provided by a pricing service. If there is no such reported ask price on the valuation date, options are valued at the most recent bid price. If there is no such reported bid price on the valuation date, options are valued at the most recent ask price. Options will generally be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market

14

GREEN OWL INTRINSIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
April 30, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$97,427,600	$—	$—	$97,427,600
Money Market Funds	345,281	—	—	345,281
Total	$97,772,881	$—	$—	$97,772,881

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement, on behalf of the Fund, the Adviser manages the Fund’s investments subject to approval by the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended April 30, 2021, the Adviser earned a fee of $439,694 from the Fund before the reimbursement described below. At April 30, 2021, the Fund owed the Adviser $65,340.

The Adviser has agreed to waive its fees and/or reimburse other expenses of the Fund until February 28, 2022, so that Total Annual Fund Operating Expenses do not exceed 1.10%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

Each waiver and/or reimbursement of an expense is subject to repayment by the Fund within the three years following the date the particular expense payment occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees. For the six months ended April 30, 2021, the Adviser waived fees and/or reimbursed expenses of $83,844.

15

GREEN OWL INTRINSIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
April 30, 2021 (Unaudited)

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS – continued

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:

Recoverable through
October 31, 2021	$96,290
October 31, 2022	175,543
October 31, 2023	184,529
April 30, 2024	83,844

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, compliance (including a chief compliance officer), fund accounting and transfer agent services, including all regulatory reporting. For the six months ended April 30, 2021, the Administrator earned fees of $33,852, $1,490, $17,173 and $11,224 for administrative, compliance, accounting and transfer agent services, respectively. At April 30, 2021, the Administrator was owed $19,985 from the Fund for these services.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

There were no payments made by the Fund to the Distributor during the six months ended April 30, 2021.

NOTE 5. PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investment securities, other than short-term investments, were $10,086,540 and $19,261,921, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2021.

NOTE 6. FEDERAL TAX INFORMATION

At April 30, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$43,163,803
Gross unrealized depreciation	(87,945)
Net unrealized appreciation on investments	$43,075,858

Tax cost of investments	$54,697,023

At April 30, 2021, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on organizational expense amortization and partnership basis adjustments.

16

GREEN OWL INTRINSIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
April 30, 2021 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION – continued

The tax character of distributions paid for the fiscal year ended October 31, 2020, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$743,955
Long-term capital gains	3,498,794
Total distributions paid	$4,242,749

(a)	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

At October 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	$14,230
Undistributed Long-Term Capital Gains	2,409,553
Accumulated Capital and Other Losses	(1,524)
Unrealized Appreciation on Investments	22,136,963
Total Accumulated Earnings	$24,559,222

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

17

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
GREEN OWL	Account Value	Account Value	Expenses Paid	Annualized
INTRINSIC VALUE FUND	November 1, 2020	April 30, 2021	During Period(a)	Expense Ratio
Actual	$1,000.00	$1,401.40	$6.56	1.10%
Hypothetical(b)	$1,000.00	$1,019.33	$5.52	1.10%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

18

INVESTMENT ADVISORY AGREEMENT APPROVAL – (Unaudited)

At a meeting held on March 1-2, 2021, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Kovitz Agreement”) between Valued Advisers Trust (the “Trust”) and Kovitz Investment Group Partners, LLC (“Kovitz”) with respect to the Green Owl Intrinsic Value Fund (the “Green Owl Fund”). Kovitz provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to Kovitz. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Kovitz and the Trust’s other service providers for the Board’s review and consideration throughout the year, as well as information specifically prepared or presented in connection with the annual renewal process, including: (i) reports regarding the services and support provided to the Green Owl Fund and its shareholders by Kovitz; (ii) quarterly assessments of the investment performance of the Green Owl Fund by personnel of Kovitz; (iii) commentary on the reasons for the performance; (iv) presentations by Kovitz addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Green Owl Fund and Kovitz; (vi) disclosure information contained in the registration statement of the Green Owl Fund and the Form ADV of Kovitz; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in considering and approving the Kovitz Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about Kovitz, including its financial information; a description of its personnel and the services it provides to the Green Owl Fund; information on Kovitz’s investment advice and performance; summaries of the Green Owl Fund’s expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the Green Owl Fund; and (c) the benefits to be realized by Kovitz from its relationship with the Green Owl Fund. The Board did not identify any particular information that was most relevant to its consideration of the Kovitz Agreement, and each Trustee may have afforded different weight to the various factors.

1.	The nature, extent, and quality of the services to be provided by Kovitz. In this regard, the Board considered Kovitz’s responsibilities under the Kovitz Agreement. The Trustees considered the services being provided by Kovitz to the Green Owl Fund. The Trustees discussed, among other things: the quality of advisory services (including research and recommendations with respect to portfolio securities), the process for formulating investment recommendations and assuring compliance with the Green Owl Fund’s investment objectives and limitations, the coordination of services for the Green Owl Fund among the Green Owl Fund’s service providers, and efforts to promote the Green Owl Fund and grow its assets. The Trustees considered Kovitz’s continuity of, and commitment to retain, qualified personnel, and Kovitz’s commitment to maintain its resources and systems. The Trustees considered Kovitz’s personnel, including the education and experience of the personnel. After considering the foregoing information and further information in the meeting materials provided by Kovitz (including Kovitz’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Kovitz were satisfactory and adequate for the Green Owl Fund.

2.	Investment performance of the Green Owl Fund and Kovitz. In considering the investment performance of the Green Owl Fund and Kovitz, the Trustees compared the performance of the Green Owl Fund with the performance of funds in a peer group with similar objectives managed by other investment advisers, as well as with aggregated Morningstar category data. The Trustees also considered the consistency of Kovitz’s management of the Green Owl Fund with its investment objective, strategies, and limitations. When comparing the performance of the Green Owl Fund to that of other funds in the peer group, the Trustees noted that the Green Owl Fund’s performance for the one-year and five-year periods ended December 31, 2020 was above the median, and for the three-year and since inceptions periods, the Green Owl Fund’s performance was below the median. When considering the performance of the Green Owl Fund’s Morningstar category, the Trustees noted that the Green Owl Fund’s performance was below the average and median for the one-year, three-year,

19

INVESTMENT ADVISORY AGREEMENT APPROVAL – (Unaudited) (continued)

five-year, and since inceptions periods ended December 31, 2020. They also observed that the Green Owl Fund’s performance was below its benchmark index for all periods considered. The Trustees also considered the performance of Kovitz’s separate accounts that were managed in a manner similar to that of the Green Owl Fund and they noted that the performance was very comparable and that any differences were reasonable in light of the circumstances. After reviewing and discussing the investment performance of the Green Owl Fund further, Kovitz’s experience managing the Green Owl Fund, the Green Owl Fund’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Green Owl Fund and Kovitz was satisfactory.

3.	The costs of the services to be provided and profits to be realized by Kovitz from the relationship with the Green Owl Fund. In considering the costs of services to be provided and the profits to be realized by Kovitz from the relationship with the Green Owl Fund, the Trustees considered: (1) Kovitz’s financial condition; (2) the asset levels of the Green Owl Fund; (3) the overall expenses of the Green Owl Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Kovitz regarding its profits associated with managing the Green Owl Fund. The Trustees also considered potential benefits for Kovitz in managing the Green Owl Fund. The Trustees then compared the fees and expenses of the Green Owl Fund (including the management fee) to other comparable mutual funds. First, the Trustees compared the fees and expenses of the Green Owl Fund to those of other funds included in a custom peer group of funds with similar strategy and objective. The Trustees noted that the Green Owl Fund’s management fee was above the average and median for its peer group and the net expense ratio was also higher than the average and median. The Trustees then considered the fees and expenses of the Green Owl Fund as compared to other funds in its Morningstar category. They noted that the management fee was above the average and median of the category and the net expense ratio was also higher than the average and median. The Trustees acknowledged the commitment of Kovitz to continue to limit the expenses of the Green Owl Fund under the same terms going forward. The Trustees considered the services provided to the Green Owl Fund in light of the advisory fees and the peer group fee data and concluded that the fee was within an acceptable range. The Trustees noted that the management fee was less than what Kovitz charges to the majority of its separate account clients who have investment strategies and objectives similar to the Green Owl Fund. Based on the foregoing, the Board concluded that the fees to be paid to Kovitz by the Green Owl Fund and the profits to be realized by Kovitz, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Kovitz.

4.	The extent to which economies of scale would be realized as the Green Owl Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Green Owl Fund’s investors. In this regard, the Board considered that while the management fee remained the same at all asset levels, the Green Owl Fund’s shareholders experienced benefits from the Green Owl Fund’s expense limitation arrangement. The Trustees noted that once the Green Owl Fund’s expenses fell below the cap set by the arrangement, the Green Owl Fund’s shareholders would continue to benefit from the economies of scale under the Green Owl Fund’s agreements with service providers other than Kovitz. In light of its ongoing consideration of the Green Owl Fund’s asset levels, expectations for growth in the Green Owl Fund, and fee levels, the Board determined that the Green Owl Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Kovitz.

5.	Possible conflicts of interest and benefits to Kovitz. In considering Kovitz’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Green Owl Fund; the basis of decisions to buy or sell securities for the Green Owl Fund and/or Kovitz’s other accounts; and the substance and administration of Kovitz’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to potential conflicts of interest. The Trustees noted that Kovitz does not utilize soft dollars. The

20

INVESTMENT ADVISORY AGREEMENT APPROVAL – (Unaudited) (continued)

Trustees noted that Kovitz benefits from the Green Owl Fund in that it is able to utilize the Green Owl Fund as a vehicle into which to direct advisory clients with small account balances. The Trustees did not identify any other potential benefits (other than the management fee) that would inure to Kovitz. Based on the foregoing, the Board determined that the standards and practices of Kovitz relating to the identification and mitigation of potential conflicts of interest and the benefits that it derives from managing the Green Owl Fund are acceptable.

After additional consideration of the factors discussed by counsel and further discussion among the Board members, the Board determined to approve the continuation of the Kovitz Agreement.

21

FACTS	WHAT DOES GREEN OWL INTRINSIC VALUE FUND (THE “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 695-3729

22

Who we are
Who is providing this notice?	Green Owl Intrinsic Value Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account or provide account information

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Kovitz Investment Group Partners, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
■ The Fund doesn’t jointly market.

23

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PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (888) 695-3729 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Andrea N. Mullins, Chairperson
Ira P. Cohen
Mark J. Seger

OFFICERS
Adam T. Kornegay, Principal Executive Officer and President
Gregory T. Knoth, Principal Financial Officer and Treasurer
Kevin J. Patton, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary

INVESTMENT ADVISER
Kovitz Investment Group Partners, LLC
71 S. Wacker Drive, Suite 1860
Chicago, IL 60606

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

SOUND MIND INVESTING FUND (SMIFX)

SMI DYNAMIC ALLOCATION FUND (SMIDX)

SMI 50/40/10 FUND (SMILX)

SEMI-ANNUAL REPORT
April 30, 2021

Funds’ Adviser:

SMI Advisory Services, LLC

4400 Ray Boll Blvd.

Columbus, IN 47203

(877) 764-3863

(877) SMI-FUND
www.smifund.com

Dear Fellow Shareholder,

The six-month period ended April 30, 2021 was one of the strongest market runs in history. Stocks had pulled back a bit in September and October of 2020 after a strong rebound off the March lows. But when positive vaccine news arrived in early-November, it was off to the races.

The market’s wind-sprint over the next six months would carry virtually all corners of the markets higher. The broadest U.S. stock index, the Wilshire 5000® Total Market Index (“Wilshire 5000”), gained +31.22%. The S&P 500® Index (“S&P 500”) was up almost as much at +28.85%. Smaller company stocks, which had lagged through much of the 2020 recovery to that point, roared higher with the Russell 2000® Index small-company index soaring +48.06%.

While the overall period was incredibly strong, the stock market did wobble a bit in February and March as longer-term interest rates began to rise sharply. This caused short-lived corrections in technology and small-company stocks, although both would recover to new all-time highs by the end of April.

Under the market’s surface, performance leadership rotated away from growth stocks, which had led by a wide margin throughout the first phase of the market recovery in 2020, to value stocks. Many of the high-flying technology stocks that led in 2020 stagnated after mid-February, whereas value stocks from the Financial and Energy sectors took the lead.

Performance Review

Here’s a quick review of how SMI’s mechanical strategies performed during this November 2020-April 2021 period.

SMI’s Stock Upgrading strategy (used in both SMIFX and SMILX) took full advantage of the market’s strength. SMIFX gained +31.09% during the period, ahead of the S&P 500’s gain of +28.85% and just behind the Wilshire 5000’s gain of +31.22%.

The Upgrading portfolios started the period tilted heavily toward growth stocks, which had dominated the market’s attention from April-October of 2020. That rapidly began to shift once the hope of broad economic reopening was sparked by the positive vaccine news. By the end of April, Upgrading portfolios had shifted to be overweight small-company stocks and leaned heavily to the value side.

Stock Upgrading added a position in commodities at the beginning of 2021 which paid off immediately. The Bloomberg Commodity index was up over +15% during the first four months of 2021, adding a boost to our funds’ returns as commodities outperformed the broad stock market. We expect commodities to be a great complement to our equity holdings for as long as inflation concerns persist.

SMI’s Dynamic Asset Allocation strategy (used in both SMIDX and SMILX) lagged the returns of the broader market and SMI’s other strategies, though SMIDX still gained a respectable +11.15%. On an absolute basis, that’s an unusually strong return for a six-month period. But obviously in the context of the broader market environment, it was disappointing.

Unfortunately, the stock market’s weakness in September and October of 2020 caused DAA to enter November with just one-third of its portfolio invested in stocks. That significantly hindered performance out of the gate as the Wilshire 5000 index soared +12.03% in November alone. DAA quickly added Foreign Stocks for December, bringing its total stock exposure to the maximum allowed level of two-thirds of fund assets, which helped.

The other big factor in DAA’s performance during the period was its exposure to Gold, which dramatically underperformed after peaking in August. It posted one strong monthly gain in December, which kept its momentum score high enough to maintain its place in the DAA portfolio mix through February. But as interest rates began to rise in 2021, gold plummeted, losing -9.28% in January/February and dragging down DAA’s overall returns.

SMI’s Sector Rotation strategy (used in SMILX) gained +35.21% during the six-month period covered in this report, outpacing the broader market. While that was a wonderful outcome for SMILX, it was bittersweet for those following closely. That’s because at its peak in mid-February, the SR component of the fund was up +75%, only to give half of that gain back between then and the end of April. Unfortunate for sure, but big gains and sharp losses are part of the bargain when dealing with the market’s riskier high-flyers.

Sector Rotation has compounded at +17.5% annualized over the past decade, which is why the managers continue to utilize it despite its volatility. It adds significant upside potential and is a great complement to DAA. Unlike SR, DAA tends to underperform during strong markets such as we had during this period, but normally holds up particularly well during bear markets when SR is prone to struggle.

The Benefits of Blended Portfolios

The SMI 50/40/10 Fund (SMILX) follows a specific blend of SMI strategies — 50% DAA, 40% Upgrading, 10% Sector Rotation — which the managers believe is a good starting point for the type of diversified portfolio we encourage most SMI investors to consider.

Markets moved powerfully higher during this specific period, which meant that any diversification into more conservative positions held back performance without providing much benefit. However, we obviously don’t have to look back very far to see that isn’t always the case. Just as the stars of this period were the most aggressive equity strategies, it was just last February/March (2020) when the shoe was on the other foot and conservative strategies like DAA were saving our portfolio from melting down during the fastest bear market decline on record.

With signs of speculative excess rampant after a massive year-long rally, it’s a good reminder that balancing return and volatility between the various SMI strategies can produce a much smoother ride while still delivering solid overall returns. Whether you’re using the specific 50/40/10 blend of SMILX, or modifying it via the addition of additional SMIFX or SMIDX holdings, we think most SMI investors can benefit from blending these strategies in some fashion.

Thank you for choosing the SMI Funds!

Blessings,

Mark Biller

Senior Portfolio Manager

The Sound Mind Investing Funds

The SMI Fund lineup, shown below, now offers investors a way to mix and match professionally managed funds to custom tailor the risk level desired for their portfolio. If you’d like assistance customizing your portfolio in this manner, please call a Stewardship Advisor at (800) 796-4975.

PERFORMANCE RESULTS – (Unaudited)

Average Annual Total Returns(a) (For the periods ended April 30, 2021)

	Three
	Months	Six Months	One Year	Five Year	Ten Year
Sound Mind Investing Fund	5.15%	31.09%	53.04%	12.66%	8.77%
Wilshire 5000® Total Market Index(b)	12.48%	31.22%	50.81%	17.76%	14.08%
S&P 500® Index(b)	12.98%	28.85%	45.98%	17.42%	14.17%
SMI Custom Index(c)	10.53%	37.08%	56.92%	15.45%	11.42%

Total annual operating expenses, as disclosed in the Sound Mind Investing Fund’s (“SMI Fund”) prospectus dated January 29, 2021, as supplemented February 26, 2021, were 1.98% of average daily net assets, which includes acquired fund fees and expenses. All expenses are reflected in performance results. SMI Advisory Services, LLC (the “Adviser”) contractually has agreed to waive its fee and/or reimburse certain operating expenses, but only to the extent necessary so that total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.50% of the SMI Fund’s average daily net assets through February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the SMI Fund within the three years following the date of such waiver or reimbursement, provided that the SMI Fund is able to make the repayment without exceeding the expense limitation in place at the time of the fee waiver or reimbursement and the expense limitation at the time of the repayment. This expense cap may not be terminated prior to this date except by the Board of Trustees (the “Board”).

Average Annual Total Returns(a) (For the periods ended April 30, 2021)

	Three				Since Inception
	Months	Six Months	One Year	Five Year	(February 28, 2013)
SMI Dynamic Allocation Fund	7.79%	11.15%	15.51%	5.92%	5.26%
Wilshire 5000® Total Market Index(b)	12.48%	31.22%	50.81%	17.76%	15.55%
Bloomberg Barclays U.S. Aggregate Bond Index(b)	-1.91%	-1.52%	-0.27%	3.19%	2.92%
Weighted Index(c)	6.57%	17.25%	28.29%	12.06%	10.61%

Total annual operating expenses, as disclosed in the SMI Dynamic Allocation Fund’s prospectus dated January 29, 2021, were 1.52% of average daily net assets, which includes acquired fund fees and expenses. All expenses are reflected in performance results. The Adviser contractually has agreed to waive its fee and/or reimburse certain operating expenses, but only to the extent necessary so that total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.45% of the SMI Dynamic Allocation Fund’s average daily net assets through February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the SMI Dynamic Allocation Fund within the three years following the date of such waiver or reimbursement, provided that the SMI Dynamic Allocation Fund is able to make the repayment without exceeding the expense limitation in place at the time of the fee waiver or reimbursement and the expense limitation at the time of the repayment. This expense cap may not be terminated prior to this date except by the Board.

PERFORMANCE RESULTS – (Unaudited), (Continued)

Average Annual Total Returns(a) (For the periods ended April 30, 2021)

	Three				Since Inception
	Months	Six Months	One Year	Five Year	(April 29, 2015)
SMI 50/40/10 Fund	5.01%	21.25%	33.69%	9.82%	6.45%
Wilshire 5000® Total Market Index(b)	12.48%	31.22%	50.81%	17.76%	14.44%
Bloomberg Barclays U.S. Aggregate Bond Index(b)	-1.91%	-1.52%	-0.27%	3.19%	3.10%
Weighted Index(c)	6.57%	17.25%	28.29%	12.06%	10.10%

Total annual operating expenses, as disclosed in the SMI 50/40/10 Fund’s prospectus dated January 29, 2021, as supplemented February 26, 2021, were 1.72% of average daily net assets (1.75% before fee waivers/expense reimbursements by the Adviser), which includes acquired fund fees and expenses. All expenses are reflected in performance results. The Adviser contractually has agreed to waive its fee and/or reimburse certain operating expenses, but only to the extent necessary so that total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.15% of the SMI 50/40/10 Fund’s average daily net assets through February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the SMI 50/40/10 Fund within the three years following the date of such waiver or reimbursement, provided that the SMI 50/40/10 Fund is able to make the repayment without exceeding the expense limitation in place at the time of the fee waiver or reimbursement and the expense limitation at the time of the repayment. This expense cap may not be terminated prior to this date except by the Board.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Sound Mind Investing Fund, SMI Dynamic Allocation Fund, and SMI 50/40/10 Fund (each a “Fund” and collectively the “Funds”) may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 764-3863.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Funds’ returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The Standard & Poor’s 500® Index (“S&P 500”), Wilshire 5000® Total Market Index (“Wilshire 5000”), Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000® Value Index, Russell 1000® Growth Index, Russell 2000® Value Index, Russell 2000® Growth Index and MSCI EAFE Index (collectively, the “Indices”) are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. These Indices are widely recognized unmanaged indices and are representative of a broader market and range of securities than is found in each Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The SMI Custom Index for the Sound Mind Investing Fund is comprised of 20% Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index and 20% MSCI EAFE Index and the Weighted Index for the SMI Dynamic Allocation Fund and the SMI 50/40/10 Fund is comprised of 60% Wilshire 5000 and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Funds and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

FUND HOLDINGS – (Unaudited)

(a)	As a percentage of net assets.

Sound Mind Investing Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “Stock Upgrading” strategy. The Stock Upgrading investment strategy is a systematic investment approach that is based on the belief of the Adviser that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into the funds deemed by the Adviser to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

FUND HOLDINGS – (Unaudited), (Continued)

(a)	As a percentage of net assets.

SMI Dynamic Allocation Fund seeks total return. Total return is composed of both income and capital appreciation. The Fund uses a “Dynamic Asset Allocation” investment strategy to achieve its investment objective. This is done by investing in open-end mutual funds and exchange-traded funds (“ETFs”) that invest in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash.

FUND HOLDINGS – (Unaudited), (Continued)

(a)	As a percentage of net assets.

SMI 50/40/10 Fund seeks total return. Total return is composed of both income and capital appreciation. The Adviser allocates the Fund’s assets on a 50/40/10 basis among various investment strategies as follows:

●	50% - Dynamic Asset Allocation Strategy (“DAA”)

●	40% - Stock Upgrading Strategy

●	10% - Sector Rotation Strategy

The “Sector Rotation Strategy” involves the Adviser selecting from a universe of mutual funds and ETFs it has compiled using proprietary methods (“Underlying Funds”). This universe is specifically designed by the Adviser to balance exposure to a wide variety of market sectors and industries. This universe includes leveraged, non-leveraged and inverse Underlying Funds. The Adviser ranks these Underlying Funds based on their recent performance across multiple short-term performance periods, then uses an upgrading approach to invest in the top performing market sector or sectors. Once a particular sector or sectors is identified, the Adviser purchases one or more Underlying Funds to gain the desired exposure to that particular sector. This portion of the Fund may be concentrated, meaning that the Fund may be invested in as few as one or two sectors at a time and potentially as few as one Underlying Fund.

Availability of Portfolio Schedules – (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS – 74.78%	Shares	Fair Value
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	528,390	$9,843,906
Invesco S&P 500® High Beta ETF	188,040	13,715,638
Invesco S&P SmallCap 600 Pure Value ETF	95,640	8,492,832
iShares Russell 1000 Value ETF(a)	306,760	48,330,037
iShares Russell 2000 Value ETF	199,870	32,454,891
Total Exchange-Traded Funds (Cost $105,203,309)		112,837,304

MUTUAL FUNDS – 24.88%
Akre Focus Fund, Institutional Class	101	6,211
AllianzGI Dividend Value Fund	200	2,524
AllianzGI NFJ Small-Cap Value Fund	162	3,073
ALPS/Core Commodity Management Complete Commodities Strategy Fund, Institutional Class	387,625	3,271,552
American Century Equity Income Fund, Investor Class	100	974
American Century International Opportunities Fund, Institutional Class	360	5,135
AMG Yacktman Focused Fund, Institutional Class	100	2,102
AMG Yacktman Fund, Institutional Class	100	2,382
Artisan International Small Cap Fund, Investor Class	100	2,115
Artisan International Value Fund, Investor Class	150	6,662
Artisan Mid Cap Value Fund, Investor Class	279	6,523
Artisan Small Cap Fund, Investor Class	125	6,409
Baron Partners Fund, Institutional Class	37,209	6,509,347
BlackRock International Opportunities Portfolio, Institutional Class	100	3,510
BNY Mellon Opportunistic Small Cap Fund, Investor Class	100	3,795
Bridgeway Small-Cap Growth Fund, Class N	205	7,158
Bridgeway Small-Cap Value Fund, Class N	90,996	3,079,320
Bridgeway Ultra-Small Company Market Fund, Class N	473,295	8,599,775
Buffalo Small Cap Fund, Inc.	150	3,515
Champlain Small Company Fund, Institutional Class	100	2,551
Chartwell Small Cap Value Fund	118	2,533
Columbia Acorn Fund, Class Z	137	2,392
Columbia Acorn International, Class Z	100	3,667
Columbia Contrarian Core Fund, Class Z	91	3,141
Columbia Small Cap Growth Fund I, Class Z	100	3,442
Davis Opportunity Fund, Class Y	100	4,824
Delaware Select Growth Fund, Institutional Class	100	4,539
Delaware Small Cap Value Fund, Institutional Class	100	7,939
Delaware Value Fund, Institutional Class	144	3,509
Deutsche Small Cap Core Fund, Institutional Class	52	2,288

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited) – (Continued)

MUTUAL FUNDS – 24.88% - continued	Shares	Fair Value
DFA International Small Cap Value Portfolio, Institutional Class	100	$2,139
DFA International Small Company Portfolio, Institutional Class	100	2,237
DFA U.S. Small Cap Value Portfolio, Institutional Class	100	4,446
Fairholme Fund	100	2,975
Fidelity Mid-Cap Stock Fund	150	6,678
Fidelity Small Cap Discovery Fund	100	2,955
Fidelity Small Cap Stock Fund	150	3,536
Fidelity Small Cap Value Fund	150	3,297
Franklin Small Cap Value Fund, Advisor Class	100	6,639
Hartford International Opportunities Fund (The), Class Y	248	5,401
Heartland Value Fund	100	5,053
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class	100	2,069
Hennessy Focus Fund, Investor Class	50	3,664
Invesco American Value Fund, Class Y	141	5,984
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	5,628
Janus Henderson Contrarian Fund, Class T	100	3,051
Janus Henderson Mid Cap Value Fund, Class T	200	3,622
Janus Henderson Overseas Fund, Class T	100	4,298
Janus Henderson Venture Fund, Class T	100	10,639
JOHCM International Select Fund, Institutional Class	100	3,126
JPMorgan Mid Cap Value Fund, Institutional Class	100	4,521
JPMorgan Small Cap Equity Fund, Select Class	100	7,785
JPMorgan Small Cap Growth Fund, Class L	100	3,120
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class	100	3,582
Longleaf Partners Fund	150	3,903
Longleaf Partners International Fund	150	2,819
Longleaf Partners Small-Cap Fund	100	2,692
Lord Abbett Developing Growth Fund, Inc., Institutional Class	100	4,143
MainStay WMC Enduring Capital Fund, Institutional Class	18	582
Miller Opportunity Trust, Institutional Class	100	5,288
Morgan Stanley Discovery Portfolio, Institutional Class	87,009	3,784,883
Morgan Stanley Growth Portfolio, Institutional Class	100	9,470
Morgan Stanley Inception Portfolio, Institutional Class	30,021	1,000,000
Neuberger Berman Genesis Fund, Institutional Class	100	7,700
Nicholas Fund, Inc.	50	4,231
Oakmark International Fund, Investor Class	150	4,380
Oakmark International Small Cap Fund, Institutional Class	150	2,988
Oakmark Select Fund, Institutional Class	150	8,907
Parametric Commodity Strategy Fund, Institutional Class	517,217	3,336,048

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited) – (Continued)

MUTUAL FUNDS – 24.88% - continued	Shares	Fair Value
Polen Growth Fund, Institutional Class	100	$5,014
PRIMECAP Odyssey Aggressive Growth Fund	100	5,814
Principal SmallCap Growth Fund I, Institutional Class	200	3,946
Prudential Jennison International Opportunities, Class Z	185	6,444
Royce Micro-Cap Fund, Investment Class	106	1,635
Royce Opportunity Fund, Investment Class	377,958	7,593,182
Royce Premier Fund, Investment Class	300	4,593
Royce Special Equity Fund, Institutional Class	150	3,159
T. Rowe Price International Discovery Fund, Investor Class	75	7,365
T. Rowe Price Mid-Cap Growth Fund, Investor Class	50	6,084
T. Rowe Price New Horizons Fund, Investor Class	100	8,661
T. Rowe Price Small-Cap Value Fund, Investor Class	100	6,147
Thornburg Value Fund, Institutional Class	100	10,107
TIAA-CREF International Equity Fund, Institutional Class	100	1,386
Touchstone Sands Capital Select Growth Fund, Class Y	100	2,120
Tweedy Browne Global Value Fund	150	4,545
Vanguard Strategic Equity Fund, Investor Class	100	4,346
Victory RS Small Cap Growth Fund, Class Y	100	10,425
Wasatch Emerging Markets Small Cap Fund, Investor Class	1,000	3,680
Wasatch International Growth Fund, Investor Class	150	5,343
Wasatch Micro Cap Fund, Investor Class	100	1,355
Total Mutual Funds (Cost $35,441,488)		37,542,737

MONEY MARKET FUNDS – 0.40%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	608,687	608,687
Total Money Market Funds (Cost $608,687)		608,687
Total Investments — 100.06% (Cost $141,253,484)		$150,988,728
Liabilities in Excess of Other Assets — (0.06)%		(93,385)
NET ASSETS — 100.00%		$150,895,343

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec. gov. As of April 30, 2021, the percentage of net assets invested in iShares Russell 1000 Value ETF was 32.03% of the Fund.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS – 99.48%	Shares	Fair Value
iShares MSCI EAFE ETF(a)	485,550	$37,926,310
iShares S&P SmallCap 600 Value Index	192,080	19,676,675
Real Estate Select Sector SPDR Fund	174,040	7,443,691
SPDR S&P 500® ETF	49,910	20,827,443
Vanguard Real Estate ETF(a)	291,020	28,834,262
Total Exchange-Traded Funds (Cost $103,482,367)		114,708,381

MONEY MARKET FUNDS – 0.54%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	625,977	625,977
Total Money Market Funds (Cost $625,977)		625,977
Total Investments — 100.02% (Cost $104,108,344)		$115,334,358
Liabilities in Excess of Other Assets — (0.02)%		(21,503)
NET ASSETS — 100.00%		$115,312,855

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec. gov. As of April 30, 2021, the percentage of net assets invested in iShares MSCI EAFE ETF and Vanguard Real Estate ETF were 32.89% and 25.01%, respectively, of the Fund.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SMI 50/40/10 FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS – 87.59%	Shares	Fair Value
ARK Innovation ETF	46,010	$5,556,628
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	158,620	2,955,091
Invesco S&P 500® High Beta ETF	38,800	2,830,072
iShares MSCI EAFE ETF	152,600	11,919,586
iShares Russell 1000 Value ETF	54,380	8,567,569
iShares Russell 2000 Value ETF	36,590	5,941,484
iShares S&P SmallCap 600 Value Index	60,190	6,165,864
SPDR S&P 500® ETF	14,810	6,180,213
Vanguard Real Estate ETF	122,590	12,146,216
Total Exchange-Traded Funds (Cost $55,494,924)		62,262,723

MUTUAL FUNDS – 11.67%
ALPS/Core Commodity Management Complete Commodities Strategy Fund, Institutional Class	20,000	168,800
AMG Yacktman Focused Fund, Institutional Class	100	2,102
Baron Partners Fund, Institutional Class	9,207	1,610,617
Bridgeway Small-Cap Value Fund, Class N	35,526	1,202,216
Bridgeway Ultra-Small Company Market Fund, Class N	81,688	1,484,275
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	5,628
Longleaf Partners International Fund	150	2,819
Lord Abbett Developing Growth Fund, Inc., Institutional Class	100	4,143
Miller Opportunity Trust, Institutional Class	100	5,288
Morgan Stanley Discovery Portfolio, Institutional Class	26,841	1,167,592
Oakmark International Fund, Investor Class	50	1,460
Parametric Commodity Strategy Fund, Institutional Class	26,316	169,737
ProFunds Banks UltraSector ProFund, Investor Class	4,920	297,142
ProFunds Oil & Gas UltraSector ProFund, Investor Class	14,205	270,455
Royce Opportunity Fund, Investment Class	94,685	1,902,215
Wasatch International Growth Fund, Investor Class	100	3,562
Total Mutual Funds (Cost $7,826,030)		8,298,051

See accompanying notes which are an integral part of these financial statements.

SMI 50/40/10 FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited) – (Continued)

MONEY MARKET FUNDS – 0.82%	Shares	Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(a)	579,695	$579,695
Total Money Market Funds (Cost $579,695)		579,695
Total Investments — 100.08% (Cost $63,900,649)		$71,140,469
Liabilities in Excess of Other Assets — (0.08)%		(53,649)
NET ASSETS — 100.00%		$71,086,820

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2021 (Unaudited)

	Sound Mind	SMI Dynamic	SMI
	Investing Fund	Allocation Fund	50/40/10 Fund
Assets
Investments in securities at fair value (cost $141,253,484, $104,108,344 and $63,900,649) (Note 3)	$150,988,728	$115,334,358	$71,140,469
Receivable for fund shares sold	49,604	92,625	10,568
Receivable for investments sold	998,139	—	—
Dividends receivable	9	3	9
Prepaid expenses	15,206	20,800	17,023
Total Assets	152,051,686	115,447,786	71,168,069

Liabilities
Payable for fund shares redeemed	3,210	10,120	5,070
Payable for investments purchased	1,000,000	—	—
Payable to Adviser (Note 4)	122,963	93,886	54,155
Payable to Administrator (Note 4)	8,990	8,098	4,129
Payable to trustees	2,222	2,166	1,966
Other accrued expenses	18,958	20,661	15,929
Total Liabilities	1,156,343	134,931	81,249
Net Assets	$150,895,343	$115,312,855	$71,086,820

Net Assets consist of:
Paid-in capital	107,131,841	96,355,966	56,892,003
Accumulated earnings	43,763,502	18,956,889	14,194,817
Net Assets	$150,895,343	$115,312,855	$71,086,820

Shares outstanding (unlimited number of shares authorized, no par value)	11,543,534	8,778,011	5,954,130
Net asset value, offering and redemption price per share (Note 2)	$13.07	$13.14	$11.94

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS
STATEMENTS OF OPERATIONS
For the six months ended April 30, 2021 (Unaudited)

	Sound Mind	SMI Dynamic	SMI
	Investing Fund	Allocation Fund	50/40/10 Fund
Investment Income
Dividend income	$1,009,245	$1,265,642	$576,618
Total investment income	1,009,245	1,265,642	576,618

Expenses
Investment Adviser fees (Note 4)	735,322	569,142	293,443
Administration fees (Note 4)	19,693	16,297	8,884
Registration fees	13,653	13,737	11,358
Transfer agent fees (Note 4)	12,450	5,229	5,157
Fund accounting fees (Note 4)	10,264	8,489	4,537
Audit and tax preparation fees	8,678	8,678	8,674
Printing and postage expenses	8,471	6,773	3,881
Legal fees	8,150	8,150	8,150
Custodian fees	4,966	3,162	2,496
Compliance service fees (Note 4)	4,016	4,016	4,016
Trustee fees (Note 4)	3,989	3,699	3,120
Line of credit fees	3,078	2,504	1,346
Insurance expenses	790	1,072	1,125
Interest expense	39	550	117
Miscellaneous expenses	20,643	15,993	13,446
Total expenses	854,202	667,491	369,750
Fees contractually recouped by Adviser	—	—	7,393
Net operating expenses	854,202	667,491	377,143
Net investment income	155,043	598,151	199,475

Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	4,680,807	847,386	786,807
Net realized gain on investment securities transactions	41,534,814	7,000,706	9,361,021
Net change in unrealized appreciation (depreciation) on investment securities	(8,092,344)	3,380,589	1,749,106
Net realized and change in unrealized gain on investments	38,123,277	11,228,681	11,896,934
Net increase in net assets resulting from operations	$38,278,320	$11,826,832	$12,096,409

See accompanying notes which are an integral part of these financial statements

SOUND MIND INVESTING FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Year
	April 30, 2021	Ended
	(Unaudited)	October 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$155,043	$(503,216)
Long term capital gain dividends from investment companies	4,680,807	3,011,228
Net realized gain (loss) on investment securities transactions	41,534,814	(4,819,482)
Net change in unrealized appreciation (depreciation) of investment securities	(8,092,344)	7,174,100
Net increase in net assets resulting from operations	38,278,320	4,862,630

Distributions to Shareholders from Earnings (Note 2)	—	(706,878)

Capital Transactions
Proceeds from shares sold	7,024,316	6,831,421
Reinvestment of distributions	—	693,203
Amount paid for shares redeemed	(19,182,642)	(34,554,822)
Net decrease in net assets resulting from capital transactions	(12,158,326)	(27,030,198)
Total Increase (Decrease) in Net Assets	26,119,994	(22,874,446)

Net Assets
Beginning of period	124,775,349	147,649,795
End of period	$150,895,343	$124,775,349

Share Transactions
Shares sold	563,848	744,801
Shares issued in reinvestment of distributions	—	69,320
Shares redeemed	(1,530,985)	(3,614,487)
Net decrease in shares outstanding	(967,137)	(2,800,366)

See accompanying notes which are an integral part of these financial statements

SMI DYNAMIC ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Year
	April 30, 2021	Ended
	(Unaudited)	October 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$598,151	$507,499
Long term capital gain dividends from investment companies	847,386	65,462
Net realized gain on investment securities transactions	7,000,706	6,164,434
Net change in unrealized appreciation (depreciation) of investment securities	3,380,589	(2,860,800)
Net increase in net assets resulting from operations	11,826,832	3,876,595

Distributions to Shareholders from Earnings (Note 2)	(5,973,351)	(1,402,469)

Capital Transactions
Proceeds from shares sold	7,663,291	14,919,092
Reinvestment of distributions	5,901,945	1,379,020
Amount paid for shares redeemed	(17,300,594)	(24,916,503)
Net decrease in net assets resulting from capital transactions	(3,735,358)	(8,618,391)
Total Increase (Decrease) in Net Assets	2,118,123	(6,144,265)

Net Assets
Beginning of period	113,194,732	119,338,997
End of period	$115,312,855	$113,194,732

Share Transactions
Shares sold	586,261	1,215,642
Shares issued in reinvestment of distributions	474,433	115,592
Shares redeemed	(1,372,727)	(2,043,773)
Net decrease in shares outstanding	(312,033)	(712,539)

See accompanying notes which are an integral part of these financial statements.

SMI 50/40/10 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Year
	April 30, 2021	Ended
	(Unaudited)	October 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$199,475	$54,091
Long term capital gain dividends from investment companies	786,807	465,258
Net realized gain on investment securities transactions	9,361,021	958,023
Net change in unrealized appreciation of investment securities	1,749,106	1,024,760
Net increase in net assets resulting from operations	12,096,409	2,502,132

Distributions to Shareholders from Earnings (Note 2)	(210,442)	(279,593)

Capital Transactions
Proceeds from shares sold	9,353,509	4,779,527
Reinvestment of distributions	206,341	274,667
Amount paid for shares redeemed	(6,650,432)	(13,599,005)
Net increase (decrease) in net assets resulting from capital transactions	2,909,418	(8,544,811)
Total Increase (Decrease) in Net Assets	14,795,385	(6,322,272)

Net Assets
Beginning of period	56,291,435	62,613,707
End of period	$71,086,820	$56,291,435

Share Transactions
Shares sold	810,495	506,503
Shares issued in reinvestment of distributions	18,292	28,641
Shares redeemed	(573,428)	(1,455,132)
Net increase (decrease) in shares outstanding	255,359	(919,988)

See accompanying notes which are an integral part of these financial statements

SOUND MIND INVESTING FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the Six
	Months Ended
	April 30,
	2021
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$9.97

Income from investment operations:
Net investment income (loss)(a)	0.01
Net realized and unrealized gain on investments	3.09
Total from investment operations	3.10

Less distributions to shareholders from:
Net investment income	—
Net realized gains	—
Total distributions	—
Paid in capital from redemption fees	—
Net asset value, end of period	$13.07
Total Return(d)	31.09	% (e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$150,895
Ratio of expenses to average net assets(f)	1.16	% (g)
Ratio of expenses to average net assets excluding interest expenses(f) (h)	1.16	% (g)
Ratio of net investment income (loss) to average net assets(a) (f)	0.21	% (g)
Portfolio turnover rate	156.60	% (e)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	The amount shown for a share outstanding throughout the year does not correspond with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of fund shares in relation to fluctuating values during the year.

(c)	Rounds to less than $0.005 per share.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(g)	Annualized.

(h)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period) – (Continued)

For the Year	For the Year	For the Year	For the Year	For the Year
Ended	Ended	Ended	Ended	Ended
October 31,	October 31,	October 31,	October 31,	October 31,
2020	2019	2018	2017	2016

$9.64	$11.65	$12.52	$10.30	$11.76

(0.04)	0.05	0.04	(0.05)	0.01
0.42	0.14	0.26	2.27	0.04 (b)
0.38	0.19	0.30	2.22	0.05

(0.05)	(0.05)	—	—	—
—	(2.15)	(1.17)	—	(1.51)
(0.05)	(2.20)	(1.17)	—	(1.51)
—	—	—	— (c)	— (c)
$9.97	$9.64	$11.65	$12.52	$10.30
3.92%	4.28%	2.36%	21.55%	0.55%

$124,775	$147,650	$174,473	$196,564	$194,678
1.20%	1.18%	1.16%	1.15%	1.16%
1.20%	1.17%	1.16%	1.15%	1.15%
(0.38)%	0.45%	0.34%	(0.41)%	0.15%
214.07%	192.77%	163.54%	176.40%	131.40%

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the Six
	Months Ended
	April 30,
	2021
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.45

Income from investment operations:
Net investment income(a)	0.06
Net realized and unrealized gain (loss) on investments	1.29
Total from investment operations	1.35

Less distributions to shareholders from:
Net investment income	(0.09)
Net realized gains	(0.57)
Total distributions	(0.66)
Paid in capital from redemption fees	—
Net asset value, end of period	$13.14
Total Return(c)	11.15	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$115,313
Ratio of expenses to average net assets(e)	1.17	% (f)
Ratio of expenses to average net assets excluding interest expenses(e) (g)	1.17	% (f)
Ratio of net investment income to average net assets(a) (e)	1.05	% (f)
Portfolio turnover rate	143.86	% (d)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

(g)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period) – (Continued)

For the Year	For the Year	For the Year	For the Year	For the Year
Ended	Ended	Ended	Ended	Ended
October 31,	October 31,	October 31,	October 31,	October 31,
2020	2019	2018	2017	2016

$12.17	$11.66	$11.75	$10.92	$10.99

0.06	0.12	0.18	0.07	0.09
0.37	0.56	(0.16)	0.79	(0.02)
0.43	0.68	0.02	0.86	0.07

(0.15)	(0.17)	(0.11)	(0.03)	(0.14)
—	—	—	—	—
(0.15)	(0.17)	(0.11)	(0.03)	(0.14)
—	—	—	— (b)	— (b)
$12.45	$12.17	$11.66	$11.75	$10.92
3.55%	5.97%	0.15%	7.87%	0.62%

$113,195	$119,339	$132,999	$162,002	$180,404
1.19%	1.18%	1.16%	1.16%	1.15%
1.19%	1.17%	1.16%	1.15%	1.15%
0.44%	1.02%	1.45%	0.57%	0.80%
275.33%	218.06%	61.28%	247.10%	151.88%

See accompanying notes which are an integral part of these financial statements.

SMI 50/40/10 FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the Six
	Months Ended
	April 30,
	2021
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$9.88

Income from investment operations:
Net investment income (loss)(b)	0.04
Net realized and unrealized gain (loss) on investments	2.06
Total from investment operations	2.10

Less distributions to shareholders from:
Net investment income	(0.04)
Net realized gains	—
Total distributions	(0.04)
Paid in capital from redemption fees	—
Net asset value, end of period	$11.94
Total Return(e)	21.25	% (f)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$71,087
Ratio of expenses to average net assets(g)	1.15	% (h)
Ratio of expenses to average net assets excluding interest expenses(g) (i)	1.15	% (h)
Ratio of expenses to average net assets before waiver and reimbursement(g)	1.13	% (h)
Ratio of net investment income (loss) to average net assets(b) (g)	0.61	% (h)
Portfolio turnover rate	133.92	% (f)

(a)	As described in Note 1 of the Notes to the Financial Statements, the Former 50/40/10 Fund was reorganized into the SMI Conservative Allocation Fund as of the close of business, April 27, 2018 and subsequently renamed the SMI 50/40/10 Fund (the “Fund”). The Fund is the successor to the Former 50/40/10 Fund. The performance and financial information presented incorporates the operations of the Former 50/40/10 Fund, which, is a result of the reorganization, are the Fund’s operations. The per share amounts have been adjusted for a stock split that occurred on April 27, 2018.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)	Per share net investment income has been determined on the basis of average shares outstanding during the year.

(d)	Rounds to less than $0.005 per share.

(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(f)	Not annualized.

(g)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(h)	Annualized.

(i)	These ratios do not include the effects line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI 50/40/10 FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period) – (Continued)

For the Year	For the Year	For the Year	For the Year	For the Year
Ended	Ended	Ended	Ended	Ended
October 31,	October 31,	October 31,	October 31,	October 31,
2020	2019	2018(a)	2017(a)	2016(a)

$9.46	$9.46	$9.65	$8.20	$8.13

0.01	0.04	0.10 (c)	(0.01)	0.03
0.45	0.26	(0.04)	1.49	0.08
0.46	0.30	0.06	1.48	0.11

(0.04)	(0.06)	(0.11)	(0.03)	(0.04)
—	(0.24)	(0.14)	—	—
(0.04)	(0.30)	(0.25)	(0.03)	(0.04)
—	—	—	— (d)	— (d)
$9.88	$9.46	$9.46	$9.65	$8.20
4.91%	3.55%	0.36%	17.99%	1.44%

$56,291	$62,614	$66,305	$22,007	$18,363
1.16%	1.16%	1.24%	1.46%	1.45%
1.15%	1.15%	1.23%	1.45%	1.45%
1.19%	1.21%	1.39%	1.56%	1.76%
0.09%	0.53%	1.03%	(0.17)%	0.30%
252.74%	225.42%	155.28%	212.36%	146.24%

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2021 (Unaudited)

NOTE 1. ORGANIZATION

The Sound Mind Investing Fund (“SMI Fund”), SMI Dynamic Allocation Fund and SMI 50/40/10 Fund (formerly, the SMI Conservative Allocation Fund) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is SMI Advisory Services, LLC (the “Adviser”). The SMI Fund seeks to provide long-term capital appreciation. The SMI Dynamic Allocation Fund and SMI 50/40/10 Fund seek total return.

Each of the Funds is a “fund-of-funds” in which each Fund may invest in other investment companies, including exchange-traded and closed-end funds. For a discussion on the strategies employed by each of the Funds, please refer to pages 6-8 of this report.

At the close of business on April 27, 2018, the SMI Conservative Allocation Fund was renamed the SMI 50/40/10 Fund and acquired all of the assets and assumed all of the liabilities of the previous SMI 50/40/10 Fund (the “Former 50/40/10 Fund”), pursuant to an agreement and plan of reorganization approved by the Board on December 12, 2017. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Funds or their shareholders. The SMI 50/40/10 Fund is considered the surviving entity for tax purposes.

Due to the reorganization on April 27, 2018, the number of outstanding shares of the Former 50/40/10 Fund increased by a factor of 1.132099; and since the Former 50/40/10 Fund’s total number of shares outstanding increased, the net asset value decreased. The reorganization did not affect the value of the Former 50/40/10 Fund’s net assets or each shareholder’s proportional ownership interest in those assets. The per share data presented in the Financial Highlights have been adjusted for periods prior to April 27, 2018 as a result.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) – (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2021, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the six months ended April 30, 2021, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and long-term capital gains dividends from investment companies are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) – (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including ETFs and closed-end funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) – (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$37,542,737	$—	$—	$37,542,737
Money Market Funds	608,687	—	—	608,687
Exchange-Traded Funds	112,837,304	—	—	112,837,304
Total	$150,988,728	$—	$—	$150,988,728

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Money Market Funds	$625,977	$—	$—	$625,977
Exchange-Traded Funds	114,708,381	—	—	114,708,381
Total	$115,334,358	$—	$—	$115,334,358

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) – (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

	Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,298,051	$—	$—	$8,298,051
Money Market Funds	579,695	—	—	579,695
Exchange-Traded Funds	62,262,723	—	—	62,262,723
Total	$71,140,469	$—	$—	$71,140,469

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement with respect to each Fund (the “Advisory Agreements”), the Adviser is responsible for managing each Fund’s investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on the Fund’s average daily net assets as follows:

		SMI Dynamic
	SMI Fund	Allocation Fund	SMI 50/40/10 Fund
Fund Assets	Management Fee	Management Fee	Management Fee
$1 – $100 million	1.00%	1.00%	0.90%
$100,000,001 – $250 million	1.00%	1.00%	0.80%
$250,000,001 to $500 million	0.90%	0.90%	0.70%
Over $500 million	0.80%	0.80%	0.60%

For the six months ended April 30, 2021, fees earned and waived by the Adviser and amounts due to the Adviser at April 30, 2021 were as follows:

		SMI Dynamic
	SMI Fund	Allocation Fund	SMI 50/40/10 Fund
	Management Fee	Management Fee	Management Fee
Management fees earned	$735,322	$569,142	$293,443
Fees recouped by Adviser	—	—	7,393
Payable to Adviser	122,963	93,886	54,155

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) – (Continued)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (Continued)

The Adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with GAAP, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.50% of the Fund’s average daily net assets with respect to the SMI Fund, 1.45% with respect to the SMI Dynamic Allocation Fund, and 1.15% with respect to the SMI 50/40/10 Fund. The contractual arrangement for each Fund is in place through February 28, 2022.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the applicable Fund within the three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the fee waiver or expense reimbursement and the expense limitation at the time of the repayment.

As of April 30, 2021, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements from the SMI 50/40/10 Fund as follows:

Recoverable through	Amount
October 31, 2021	$38,204
October 31, 2022	33,330
October 31, 2023	18,349

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”), to provide the Funds with administration, compliance (including a chief compliance officer), fund accounting, and transfer agent services, including all regulatory reporting. Expenses incurred by the Funds for these services are allocated to the individual Funds based on each Fund’s relative net assets.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator and are not paid by the Trust for services to the Funds. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Funds’ shares. The Distributor is a wholly-owned subsidiary of Ultimus.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) – (Continued)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (Continued)

For the six months ended April 30, 2021, fees for administration, compliance, fund accounting, and transfer agent services, and amounts due to the Administrator at April 30, 2021 were as follows:

		SMI Dynamic	SMI
	SMI Fund	Allocation Fund	50/40/10 Fund
Administration	$19,693	$16,297	$8,884
Compliance services	4,016	4,016	4,016
Fund accounting	10,264	8,489	4,537
Transfer agent	12,450	5,229	5,157
Payable to Administrator	8,990	8,098	4,129

There were no payments made to the Distributor by the Funds for the six months ended April 30, 2021.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2021, purchases and sales of investment securities, other than short-term investments were as follows:

		SMI Dynamic	SMI
	SMI Fund	Allocation Fund	50/40/10 Fund
Purchases	$225,186,283	$162,802,641	$88,904,862
Sales	$232,813,119	$171,469,984	$85,721,511

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2021.

NOTE 6. LINE OF CREDIT

During the six months ended April 30, 2021, the Trust, on behalf of the Funds, entered into in a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on January 21, 2022. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 10% of a Fund’s daily market value or $5 million at an interest rate equal to the London Interbank Offered Rate (“LIBOR”) plus 150 basis points, 2.00% as of April 30, 2021. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $5 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) – (Continued)

NOTE 6. LINE OF CREDIT – (Continued)

for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

As of April 30, 2021, the Funds had no outstanding borrowings under this Line of Credit.

		Weighted
	Average	Average		Interest	Maximum
	Daily Loan	Interest	Number of Days	Expense	Loan
Fund	Balance(a)	Rate(a)	Outstanding(b)	Accrued	Outstanding
SMI Fund	$236,628	2.00%	3	$39	$350,000
SMI Dynamic Allocation Fund	519,792	1.87%	24	649	1,725,000
SMI 50/40/10 Fund	192,273	2.00%	11	117	300,000

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the six months ended April 30, 2021, that a Fund utilized the Line of Credit.

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

		SMI Dynamic	SMI
	SMI Fund	Allocation Fund	50/40/10 Fund
Gross unrealized appreciation	$10,132,453	$11,226,014	$7,213,642
Gross unrealized depreciation	(679,387)	—	(74,391)
Net unrealized appreciation on investments	$9,453,066	$11,226,014	$7,139,251
Tax cost of investments	$141,535,662	$104,108,344	$64,001,218

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) – (Continued)

NOTE 7. FEDERAL TAX INFORMATION – (Continued)

The tax character of distributions for the fiscal year ended October 31, 2020, the Funds’ most recent fiscal year end, was as follows:

		SMI Dynamic	SMI 50/40/10
	SMI Fund	Allocation Fund	Fund
Distributions paid from:
Ordinary income(a)	$706,878	$1,402,469	$279,593
Long-term capital gains	—	—	—
Total distributions paid	$706,878	$1,402,469	$279,593

(a)	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

At October 31, 2020, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

		SMI Dynamic	SMI 50/40/10
	SMI Fund	Allocation Fund	Fund
Undistributed ordinary income	$—	$1,407,821	$—
Undistributed long-term capital gains	—	3,850,162	—
Accumulated capital and other losses	(12,060,228)	—	(3,081,295)
Unrealized appreciation on investments	17,545,410	7,845,425	5,390,145
Total accumulated earnings	$5,485,182	$13,103,408	$2,308,850

At April 30, 2021, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

At October 31, 2020, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	SMI Fund		SMI 50/40/10 Fund
	Short-Term	Long-Term	Short-Term	Long-Term
Non-Expiring	$11,557,011	$—	$2,956,975	$—

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the fiscal year ended October 31, 2020, the SMI Dynamic Allocation Fund and SMI 50/40/10 Fund utilized $828,030 and $1,522,486, respectively of their capital loss carryforwards.

For the tax year ended October 31, 2020, the SMI Fund and the SMI 50/40/10 Fund deferred late year ordinary losses of $503,217 and $124,320, respectively.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) – (Continued)

NOTE 8. INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end and closed-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of April 30, 2021, the SMI Fund had 74.78% of the value of its net assets invested in ETFs and had 24.88% of the value of its net assets invested in open-end mutual funds. As of April 30, 2021, the SMI Dynamic Allocation Fund had 99.48% of the value of its net assets invested in ETFs. As of April 30, 2021, the SMI 50/40/10 Fund had 87.59% of the value of its net assets invested in ETFs and had 11.67% of the value of its net assets invested in open-end mutual funds. The financial statements of these ETFs and open-end and closed-end mutual funds can be found at www.sec.gov.

NOTE 9. COMMITMENTS AND CONTIGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

SUMMARY OF FUND EXPENSES – (Unaudited), (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	November 1, 2020	April 30, 2021	During Period(a)	Expense Ratio
SMI FUND
Actual	$1,000.00	$1,310.90	$6.64	1.16%
Hypothetical(b)	$1,000.00	$1,019.04	$5.80	1.16%

SMI DYNAMIC ALLOCATION FUND
Actual	$1,000.00	$1,111.50	$6.13	1.17%
Hypothetical(b)	$1,000.00	$1,018.98	$5.86	1.17%

SMI 50/40/10 FUND
Actual	$1,000.00	$1,212.50	$6.33	1.15%
Hypothetical(b)	$1,000.00	$1,019.07	$5.78	1.15%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited)

At a meeting held on December 4, 2020, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreements (the “SMI Agreements”) between Valued Advisers Trust (the “Trust”) and SMI Advisory Services, LLC (“SMI”) with respect to the Sound Mind Investing Fund, the SMI Dynamic Allocation Fund, and the SMI 50/40/10 Fund (the “SMI Funds”). SMI provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities as summarized in a memorandum from his firm, including the factors to be considered, and the application of those factors to SMI and the SMI Agreements. In assessing the factors, the Board took into consideration information furnished by SMI and the Trust’s other service providers for the Board’s review and consideration throughout the year, as well as information specifically prepared or presented in connection with the annual renewal process, including: (i) reports regarding the services and support provided to the SMI Funds and their shareholders by SMI; (ii) quarterly assessments of the investment performance of the SMI Funds by personnel of SMI; (iii) commentary on the reasons for the SMI Funds’ performance; (iv) presentations by SMI addressing SMI’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the SMI Funds and SMI; (vi) disclosure information contained in the Form ADV of SMI; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the SMI Agreements. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about SMI, including its financial information, a description of personnel and the services it provides to the SMI Funds; information on SMI’s investment advice and performance; summaries of the SMI Funds’ expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the SMI Funds; and (c) the benefits to be realized by SMI from its relationship with the SMI Funds. The Board did not identify any particular information that was most relevant to its consideration of the SMI Agreements and each Trustee may have afforded different weight to the various factors.

1.	The nature, extent, and quality of the services to be provided by SMI. In this regard, the Board considered SMI’s responsibilities under the SMI Agreements. The Trustees considered the services being provided by SMI to the SMI Funds, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the investment objectives and limitations, its coordination of services for the SMI Funds among the service providers to the SMI Funds and its efforts to promote the SMI Funds and grow their assets. The Trustees considered SMI’s continuity of, and commitment to retain, qualified personnel and SMI’s commitment to maintain and enhance its resources and systems. The Trustees considered SMI’s personnel, including the education and experience of SMI’s personnel. After considering the foregoing information and further information in the Meeting materials provided by SMI (including SMI’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by SMI were satisfactory and adequate for the SMI Funds.

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited), (Continued)

2.	Investment Performance of the SMI Funds and SMI. In considering the investment performance of the SMI Funds and SMI, the Trustees compared the performance of the SMI Funds with the performance of funds in the same Morningstar category, as well as with peer group data. They also compared the performance of the SMI Funds to the performance of composites of separately managed accounts (“SMAs”) utilizing the same strategies utilized by the SMI Funds. The Trustees also considered the consistency of SMI’s management of the SMI Funds with each of the SMI Fund’s investment objective, strategies, and limitations. The Trustees noted that the performance of each of the various SMA strategies varied as compared to the performance of the applicable SMI Fund(s) using those strategies. They considered the explanations provided by SMI regarding the reasons for differences in performance, and determined them to be reasonable. The Trustees noted and gave significant consideration to SMI’s view that the “upgrading” strategy utilized by the Sound Mind Investing Fund did not allow it to be appropriately compared to any particular peer category, although data for the Morningstar category was reviewed and considered. The Trustees observed that for the one year period ended September 30, 2020, the Sound Mind Investing Fund performed better than its category median but below the average, performed above the median of its peer group, and underperformed compared to its benchmark. For the three year period, they noted that the Sound Mind Investing Fund performed below its category average and median, below its peer group median, and below its benchmark. The Trustees observed that for the five year period ended September 30, 2020 the Sound Mind Investing Fund performed below its category average and median, comparably to its peer group median, and below its benchmark. For the period since inception, they noted that the Fund performed comparably to its category median, above its peer group median, and below its benchmark. With respect to the SMI Dynamic Allocation Fund, the Trustees noted that the fund performed slightly above the category average and below the median for the one year period ended September 30, 2020, and below the category average and median for the three year, five year and since inception periods. They also noted that the SMI Dynamic Allocation Fund outperformed as compared to its peer group median for the one year period, but had underperformed as compared to its peer group for all other periods presented. They also observed that the SMI Dynamic Allocation Fund underperformed as compared to its benchmark for all periods presented. The Trustees observed that for the one year period ended September 30, 2020, the SMI 50/40/10 Fund performed above its category average and equal to its category median, for the three year period it performed above its category average and median, and for the five year period it performed below its category average and median. For the since inception period, the Trustees noted that the SMI 50/40/10 Fund performed below its category median. As compared to its peer group, the Trustees noted that the SMI 50/40/10 Fund outperformed for the one year period ended September 30, 2020 (with respect to the average, but was comparable to the median peer group), and underperformed for all other periods reported. They also observed that the SMI 50/40/10 Fund underperformed as compared to its benchmark for all periods reported. After reviewing and discussing the investment performance of the SMI Funds further, SMI’s experience managing the SMI Funds, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the SMI Funds was acceptable.

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited), (Continued)

3.	The costs of the services to be provided and profits to be realized by SMI from the relationship with the SMI Funds. In considering the costs of services to be provided and the profits to be realized by SMI from the relationship with the SMI Funds, the Trustees considered: (1) SMI’s financial condition; (2) the asset levels of the SMI Funds; (3) the overall expenses of the SMI Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by SMI regarding its profits associated with managing the SMI Funds. The Trustees also considered potential benefits for SMI in managing the SMI Funds. The Trustees then compared the fees and expenses of the SMI Funds (including the management fee) to other comparable mutual funds, including each of the SMI Fund’s Morningstar category averages, and each of the SMI Fund’s peer group averages. The Trustees noted that the Sound Mind Investing Fund’s management fee and net expense ratio were higher than the Morningstar category average and median. They also noted that the management fee was equal to the medium of the Sound Mind Investment Fund’s its peer group and its net expense ratio was below the average and the median of the peer group. With respect to the SMI Dynamic Allocation Fund, the Trustees observed that the management fee and net expense ratio were higher than the category average and median. They also noted that the SMI Dynamic Allocation Fund’s management fee was slightly higher than the average and median of its peer group, while its net expense ratio was lower than the average and median of its peer group. With respect to the SMI 50/40/10 Fund, the Trustees noted that both the management fee and net expense ratio were higher than the category average and median. They noted that the management fee was higher than the peer group average, but equal to the peer group median. They also noted that the net expense ratio was lower than the peer group average and median. In light of the unique services rendered to the SMI Funds by SMI, the view of SMI that the categorization with respect to the Sound Mind Investing Fund did not provide an appropriate peer group for a comparison, the profits realized by SMI in managing the SMI Funds, and all other facts and circumstances they deemed relevant, the Trustees concluded that the management fees paid by the SMI Funds were fair and reasonable in relation to the nature and quality of the services provided by SMI.

4.	The extent to which economies of scale would be realized as the SMI Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the SMI Funds’ investors. In this regard, the Trustees considered the fee arrangements with SMI for the SMI Funds. The Trustees considered that the management fee for each of the SMI Funds has breakpoints that would allow shareholders to realize economies of scale as assets grow. The Trustees noted that none of the SMI Funds were currently at an asset level to take advantage of the breakpoints; however, the Board also noted the expense limitation arrangements in place with respect to each of the SMI Funds, and that each SMI Fund’s shareholders had experienced benefits from those arrangements. In light of its ongoing consideration of the asset levels of each of the SMI Funds, expectations for growth, and fee levels, the Board determined that the fee arrangements for each of the SMI Funds, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by SMI.

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited), (Continued)

5.	Possible conflicts of interest and benefits to SMI. In considering SMI’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the SMI Funds; the basis of decisions to buy or sell securities for the SMI Funds; and the substance and administration of SMI’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to SMI’s potential conflicts of interest. The Board noted that SMI has a separately managed account (“SMA”) product, and that if an SMI Fund is owned within an SMA, the SMA will not charge a management fee for those assets invested in an SMI Fund. The Board also noted that SMI does not engage in soft dollar arrangements and has not identified any indirect benefits from its relationship with the SMI Funds. Based on the foregoing, the Board determined that SMI’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by counsel and further discussion among the Board members, the Board determined to approve the continuation of the SMI Agreements between the Trust and SMI.

FACTS	WHAT DO THE SMI FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    account balances and account transactions

●    transaction or loss history and purchase history

●    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons SMI Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do SMI Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (877) 764-3863

Who we are
Who is providing this notice?	SMI Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How do SMI Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do SMI Funds collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    buy securities from us or sell securities to us

●    make deposits or withdrawals from your account

●    give us your account information

●    make a wire transfer

●    tell us who receives the money

●    tell us where to send the money

●    show your government-issued ID

●    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     SMI Advisory Services, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●     The SMI Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The SMI Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (877) 764-3863 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Andrea N. Mullins, Chairperson
Ira P. Cohen
Mark J. Seger

OFFICERS
Adam T. Kornegay, Principal Executive Officer and President
Gregory T. Knoth, Principal Financial Officer and Treasurer
Kevin J. Patton, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary

INVESTMENT ADVISER
SMI Advisory Services, LLC
4400 Ray Boll Blvd.
Columbus, IN 47203

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

THIS PAGE INTENTIONALLY LEFT BLANK

SOUND MIND
INVESTING FUND
(SMIFX)

SMI DYNAMIC
ALLOCATION FUND
(SMIDX)

SMI 50/40/10 FUND
(SMILX)

SEMI-ANNUAL
REPORT
APRIL 30, 2021

Funds’ Adviser:
SMI Advisory Services, LLC
4400 Ray Boll Blvd.
Columbus, IN 47203

(877) 764-3863
(877) SMI-FUND
www.smifund.com
SMI-SAR-21

(b) Not applicable

Item 2. Code of Ethics. Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert. Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services. Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Companies. Not applicable – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. Not applicable – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable – applies to closed-end funds only

Item 13. Exhibits.

(a) (1) Not applicable – disclosed with annual report

(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)       Not applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By /s/ Adam T. Kornegay

Adam T. Kornegay, President and Principal Executive Officer

Date 7/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Adam T. Kornegay

Adam T. Kornegay, President and Principal Executive Officer

Date 7/6/2021

By /s/ Gregory Knoth

Gregory Knoth, Treasurer and Principal Financial Officer

Date 7/6/2021